Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 93.1%

	Asset Backed Securities — 3.7%
250,000	522 Funding CLO I, Ltd., Series 2019-5A, Class E, 7.58% (3 mo. USD LIBOR + 7.34%), due 01/15/33(b) 144A	251,609
1,090,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.79% (1 mo. USD LIBOR + 0.65%), due 12/25/35(b)	1,041,925
500,000	Allegro CLO XI, Ltd., Series 2019-2A, Class A1A, 1.61% (3 mo. USD LIBOR + 1.39%), due 01/19/33(b) 144A	501,028
250,000	AMMC CLO, Ltd., Series 2017-20A, Class D, 3.62% (3 mo. USD LIBOR + 3.40%), due 04/17/29(b) 144A	248,010
300,000	Anchorage Capital CLO, Ltd., Series 2014-3RA, Class E, 5.72% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	287,462
391,766	Apex Credit CLO, Ltd., Series 2017-1A, Class A1, 1.68% (3 mo. USD LIBOR + 1.47%), due 04/24/29(b) 144A	391,792
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 6.97% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	420,491
962,588	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	954,709
400,000	Ares LII CLO, Ltd., Series 2019-52A, Class D, 4.17% (3 mo. USD LIBOR + 3.95%), due 04/22/31(b) 144A	400,829
300,000	Ares XLI CLO, Ltd., Series 2016-41A, Class D, 4.44% (3 mo. USD LIBOR + 4.20%), due 01/15/29(b) 144A	300,087
500,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.12% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	484,261
1,290,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE5, Class M1, 0.43% (1 mo. USD LIBOR + 0.28%), due 07/25/36(b)	1,088,197
625,492	Asset Backed Securities Corp. Home Equity Loan Trust Series RFC, Series 2007-HE1, Class A4, 0.29% (1 mo. USD LIBOR + 0.14%), due 12/25/36(b)	603,029
410,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 3.17% (3 mo. USD LIBOR + 2.95%), due 08/05/27(b) 144A	409,770
545,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.07%, due 09/20/23 144A	563,393
1,130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	1,162,898
250,000	Ballyrock CLO, Ltd., Series 2016-1A, Class ER, 7.19% (3 mo. USD LIBOR + 6.95%), due 10/15/28(b) 144A	248,180
500,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 1.72% (3 mo. USD LIBOR + 1.50%), due 01/20/28(b) 144A	494,047
250,000	Benefit Street Partners CLO IV, Ltd., Series 2014-IVA, Class CRR, 4.02% (3 mo. USD LIBOR + 3.80%), due 01/20/29(b) 144A	248,150
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class C, 3.29% (3 mo. USD LIBOR + 3.05%), due 10/15/30(b) 144A	242,907
700,000	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 1.32% (3 mo. USD LIBOR + 1.08%), due 07/15/31(b) 144A	696,462
650,000	BlueMountain CLO, Ltd., Series 2012-2A, Class AR2, 1.27% (3 mo. USD LIBOR + 1.05%), due 11/20/28(b) 144A	649,964
246,852	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 1.55% (3 mo. USD LIBOR + 1.33%), due 04/13/27(b) 144A	246,880
89,019	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	89,159
500,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 7.24% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	500,115

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
385,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	396,707
600,000	Canyon CLO, Ltd., Series 2020-1A, Class B, 2.99% (3 mo. USD LIBOR + 2.75%), due 07/15/28(b) 144A	604,641
650,519	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 1.27% (3 mo. USD LIBOR + 1.05%), due 05/15/31(b) 144A	646,617
600,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 6.22% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	589,465
200,000	CCG Receivables Trust, Series 2018-1, Class C, 3.42%, due 06/16/25 144A	202,062
330,000	Cent CLO 24, Ltd., Series 2015-24A, Class CR, 3.39% (3 mo. USD LIBOR + 3.15%), due 10/15/26(b) 144A	325,773
250,000	CIFC Funding CLO, Ltd., Series 2017-1A, Class D, 3.71% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	244,850
598,300	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	584,794
250,000	Cumberland Park CLO, Ltd., Series 2015-2A, Class ER, 5.87% (3 mo. USD LIBOR + 5.65%), due 07/20/28(b) 144A	242,792
177,333	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	181,804
400,000	Dryden 72 CLO, Ltd., Series 2019-72A, Class D, 3.92% (3 mo. USD LIBOR + 3.70%), due 05/15/32(b) 144A	400,818
420,708	Dryden CLO XXV Senior Loan Fund, Series 2012-25A, Class ARR, 1.14% (3 mo. USD LIBOR + 0.90%), due 10/15/27(b) 144A	420,109
650,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	667,042
547,666	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42 144A	527,386
600,000	FBR Securitization Trust, Series 2005-2, Class M4, 1.08% (1 mo. USD LIBOR + 0.93%), due 09/25/35(b)	517,981
1,070,016	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 0.82% (1 mo. USD LIBOR + 0.68%), due 11/25/36(b)	1,067,493
260,000	Flatiron CLO, Ltd., Series 2017-1A, Class A, 1.47% (3 mo. USD LIBOR + 1.25%), due 05/15/30(b) 144A	260,021
250,000	Golub Capital Partners CLO, Ltd., Series 2020-49A, Class A1, 2.78% (3 mo. USD LIBOR + 2.50%), due 07/20/32(b) 144A	251,207
400,000	Golub Capital Partners CLO, Ltd., Series 2020-49A, Class B, 3.48% (3 mo. USD LIBOR + 3.20%), due 07/20/32(b) 144A	402,033
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 5.19% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	237,230
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class C, 4.17% (3 mo. USD LIBOR + 3.95%), due 04/17/30(b) 144A	250,023
700,000	Greywolf CLO V, Ltd., Series 2015-1A, Class A1R, 1.37% (3 mo. USD LIBOR + 1.16%), due 01/27/31(b) 144A	699,624
280,099	GSAA Home Equity Trust, Series 2007-7, Class A4, 0.69% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	273,887
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 8.42% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	266,649
510,000	Hertz Vehicle Financing II, LP, Series 2015-3A, Class C, 4.44%, due 09/25/21 144A	507,908
760,000	Hertz Vehicle Financing II, LP, Series 2018-1A, Class D, 5.86%, due 02/25/24 144A	749,403
350,000	Hildene Community Funding CDO CLO, Ltd., Series 2015-1A, Class AR, 3.25%, due 11/01/35 144A	350,000
383,046	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 1.55% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	360,271

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
400,000	KKR CLO 14, Ltd., Series 14, Class BR, 2.04% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	398,121
897,658	LCM CLO XVIII, LP, Series 19A, Class AR, 1.48% (3 mo. USD LIBOR + 1.24%), due 07/15/27(b) 144A	897,722
250,000	LCM CLO XXII, Ltd., Series 22A, Class DR, 5.72% (3 mo. USD LIBOR + 5.50%), due 10/20/28(b) 144A	229,867
251,490	Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, due 01/25/59(c) 144A	257,915
650,000	Magnetite CLO XII, Ltd., Series 2015-12A, Class ER, 5.92% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	628,475
984,925	Magnolia Financial X DAC, Series 2020-1, 0.80%, due 08/13/24(d) (e)	955,426
198,725	MAPS, Ltd., Series 2018-1A, Class A, 4.21%, due 05/15/43 144A	190,373
209,810	MAPS, Ltd., Series 2018-1A, Class B, 5.19%, due 05/15/43 144A	177,436
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 3.52% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	249,578
1,043,913	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	1,109,157
290,000	Nassau CLO, Ltd., Series 2020-1A, Class D, 5.00% (3 mo. USD LIBOR + 4.77%), due 07/20/29(b) 144A	291,560
575,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	600,863
200,000	Navient Private Education Refi Student Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	207,840
1,150,000	Navient Private Education Refi Student Loan Trust, Series 2020-GA, Class B, 2.50%, due 09/16/69 144A	1,163,700
250,000	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.13% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	245,236
250,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 5.42% (3 mo. USD LIBOR + 5.20%), due 10/20/27(b) 144A	230,115
250,000	Oaktree CLO, Ltd., Series 2019-1A, Class D, 4.02% (3 mo. USD LIBOR + 3.80%), due 04/22/30(b) 144A	243,469
1,505,000	Oaktree CLO, Ltd., Series 2019-4A, Class E, 7.45% (3 mo. USD LIBOR + 7.23%), due 10/20/32(b) 144A	1,509,042
355,000	Ocean Trails CLO IX, Series 2020-9A, Class A1, 2.15% (3 mo. USD LIBOR + 1.87%), due 10/15/29(b) 144A	356,324
405,000	Ocean Trails CLO IX, Series 2020-9A, Class A2, 2.55% (3 mo. USD LIBOR + 2.27%), due 10/15/29(b) 144A	407,624
500,000	Ocean Trails CLO X, Series 2020-10A, Class D, 4.89% (3 mo. USD LIBOR + 4.70%), due 10/15/31(b) 144A	501,914
575,000	Octagon Investment Partners 35 CLO, Ltd., Series 2018-1A, Class C, 2.82% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	545,187
1,900,000	OHA Credit Funding CLO 3, Ltd., Series 2019-3A, Class E1, 5.22% (3 mo. USD LIBOR + 5.00%), due 07/20/32(b) 144A	1,794,964
1,470,000	OHA Credit Funding CLO 4, Ltd., Series 2019-4A, Class E, 6.32% (3 mo. USD LIBOR + 6.10%), due 10/22/32(b) 144A	1,441,848
250,000	OHA Loan Funding CLO, Ltd., Series 2015-1A, Class DR2, 4.22% (3 mo. USD LIBOR + 4.00%), due 11/15/32(b) 144A	250,618
280,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	289,250
1,340,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 1.08% (1 mo. USD LIBOR + 0.93%), due 08/25/35(b)	1,180,880

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
250,000	Owl Rock CLO, Ltd., Series 2020-3A, Class A1L, 2.02% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	250,124
376,000	OZLM CLO XXII, Ltd., Series 2018-22A, Class C, 2.87% (3 mo. USD LIBOR + 2.65%), due 01/17/31(b) 144A	357,213
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 2.22% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	240,870
510,000	Parallel CLO, Ltd., Series 2020-1A, Class A1, 1.98% (3 mo. USD LIBOR + 1.83%), due 07/20/31(b) 144A	511,895
698,913	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	699,470
246,991	PRPM LLC, Series 2019-4A, Class A1, 3.35%, due 11/25/24(c) 144A	248,268
151,049	Recette CLO, Ltd., Series 2015-1A, Class AR, 1.14% (3 mo. USD LIBOR + 0.92%), due 10/20/27(b) 144A	150,981
1,840,000	Residential Asset Securities Trust, Series 2006-KS2, Class M3, 0.76% (1 mo. USD LIBOR + 0.62%), due 03/25/36(b)	1,735,250
500,000	Romark CLO III, Ltd., Series 2019-3A, Class A1, 1.61% (3 mo. USD LIBOR + 1.37%), due 07/15/32(b) 144A	500,137
182,023	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 3.49% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	169,474
184,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.08% (28 day ARS), due 06/15/32(b)	182,952
91,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.03% (28 day ARS), due 03/15/33(b)	90,364
360,000	Sound Point CLO XXIII, Series 2019-2A, Class A1, 1.64% (3 mo. USD LIBOR + 1.40%), due 04/15/32(b) 144A	360,234
250,000	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 1.19% (3 mo. USD LIBOR + 0.96%), due 04/16/31(b) 144A	248,926
250,000	Symphony CLO XIX, Ltd., Series 2018-19A, Class E, 5.43% (3 mo. USD LIBOR + 5.20%), due 04/16/31(b) 144A	234,973
500,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class DR, 3.22% (3 mo. USD LIBOR + 3.00%), due 10/13/29(b) 144A	491,786
256,291	Tralee CLO III, Ltd., Series 2014-3A, Class AR, 1.25% (3 mo. USD LIBOR + 1.03%), due 10/20/27(b) 144A	255,763
340,000	Venture CLO 31, Ltd., Series 2018-31A, Class A1, 1.25% (3 mo. USD LIBOR + 1.03%), due 04/20/31(b) 144A	337,721
132,873	VOLT LXXXIII LLC, Series 2019-NPL9, Class A1A, 3.33%, due 11/26/49(c) 144A	133,453
245,584	VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, 3.23%, due 01/25/50(c) 144A	246,641
500,000	Voya CLO, Ltd., Series 2015-2A, Class ER, 5.61% (3 mo. USD LIBOR + 5.40%), due 07/23/27(b) 144A	465,280
250,000	Voya CLO, Ltd., Series 2016-3A, Class A1R, 1.41% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	249,925
525,000	Webster Park CLO, Ltd., Series 2015-1A, Class CR, 3.12% (3 mo. USD LIBOR + 2.90%), due 07/20/30(b) 144A	520,686
600,000	Wellfleet CLO, Ltd., Series 2017-2A, Class C, 3.62% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	585,345
260,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	267,933
250,000	Whitebox CLO II, Ltd., Series 2020-2A, Class A1, 1.99% (3 mo. USD LIBOR + 1.75%), due 10/24/31(b) 144A	251,319

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued
410,000		Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 3.89% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	390,768
490,000		Zais CLO 16, Ltd., Series 2020-16A, Class D1, 5.77% (3 mo. USD LIBOR + 5.48%), due 10/20/31(b) 144A	490,735

			51,776,934

		Bank Loans — 11.2%
989,899		8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3.65% (1 mo. USD LIBOR + 3.50%), due 10/01/25(b)	989,280
1,260,000		Academy, Ltd., 2020 Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), due 10/28/27(b)	1,261,575
529,875		ACProducts, Inc., 2020 Term Loan B, 7.50% (3 mo. USD LIBOR + 6.50%), due 08/18/25(b)	545,440
198,500		Acrisure, LLC, 2020 Term Loan B, 3.65% (1 mo. USD LIBOR + 3.50%), due 02/15/27(b)	195,473
1,111,000	EUR	Adevinta ASA, EUR Term Loan B, TBD , due 10/13/27(f)	1,366,161
95,515		Advanced Drainage Systems, Inc., Term Loan B, 2.44% (3 mo. USD LIBOR + 2.25%), due 07/31/26(b)	95,634
1,489,761		Air Canada, 2019 Term Loan, 1.90% (1 mo. USD LIBOR + 1.75%), due 10/06/23(b)	1,462,201
992,500		Aldevron, LLC, 2019 Term Loan B, 5.25% (1 mo. USD LIBOR + 4.25%), due 10/12/26(b)	997,462
1,261,518		Allen Media, LLC, 2020 Term Loan B, 5.75% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	1,258,890
1,657,374		Allied Universal Holdco LLC, 2019 Term Loan B, 4.40% (1 mo. USD LIBOR + 4.25%), due 07/10/26(b)	1,653,527
1,899,897		Alpha 3 BV, 2017 Term Loan B1, TBD , due 01/31/24(f)	1,895,295
391,919		Alterra Mountain Co., Term Loan B1, 2.90% (1 mo. USD LIBOR + 2.75%), due 07/31/24(b)	386,816
625,275		Alterra Mountain Co., 2020 Term Loan B, 5.50% (1 mo. USD LIBOR + 4.50%), due 08/01/26(b)	631,007
796,000		Amentum Government Services Holdings LLC, Term Loan B, 3.65% (1 mo. USD LIBOR + 3.50%), due 02/01/27(b)	795,005
178,368		American Axle & Manufacturing, Inc., Term Loan B, 3.00% (1 mo. USD LIBOR + 2.25%), due 04/06/24(b)	176,250
89,562		Amerilife Holdings, LLC, 2020 Term Loan, 4.15% (1 mo. USD LIBOR + 4.00%), due 03/18/27(b)	87,995
920,700		APi Group DE, Inc., Term Loan B, 2.65% (1 mo. USD LIBOR + 2.50%), due 10/01/26(b)	918,974
503,540		AppLovin Corp., 2018 Term Loan B, 3.65% (1 mo. USD LIBOR + 3.50%), due 08/15/25(b)	503,068
347,375		AppLovin Corp., 2020 Incremental Term Loan B, 4.15% (1 mo. USD LIBOR + 4.00%), due 08/15/25(b)	347,321
407,576		Aristocrat Leisure, Ltd., 2020 Incremental Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/19/24(b)	410,887
1,840,000	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 4.00% (3 mo. EURIBOR + 4.00%), due 10/28/27(b)	2,251,332
1,526,175		Asplundh Tree Expert, LLC, Term Loan B, 2.65% (1 mo. USD LIBOR + 2.50%), due 09/07/27(b)	1,532,716
1,390,303		Asurion LLC, 2017 2nd Lien Term Loan, 6.65% (1 mo. USD LIBOR + 6.50%), due 08/04/25(b)	1,402,468

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
504,178		Asurion LLC, 2017 Term Loan B4, 3.40% (1 mo. USD LIBOR + 3.25%), due 08/04/22(b)	504,043
335,517		Asurion LLC, 2018 Term Loan B6, 3.15% (1 mo. USD LIBOR + 3.00%), due 11/03/23(b)	334,521
470,848		Asurion LLC, 2018 Term Loan B7, 3.15% (1 mo. USD LIBOR + 3.00%), due 11/03/24(b)	468,052
170,000		Asurion LLC, 2020 Term Loan B8, TBD , due 12/23/26(f)	168,619
679,706		Athenahealth, Inc., 2019 Term Loan B, 4.65% (1 mo. USD LIBOR + 4.50%), due 02/11/26(b)	680,839
293,170		Bass Pro Group, LLC, Term Loan B, 5.75% (1 mo. USD LIBOR + 5.00%), due 09/25/24(b)	294,476
1,424,390		Bausch Health Companies, Inc., 2018 Term Loan B, 3.15% (1 mo. USD LIBOR + 3.00%), due 06/02/25(b)	1,420,607
25,878		Berry Global, Inc., Term Loan W, 2.15% (1 mo. USD LIBOR + 2.00%), due 10/01/22(b)	25,888
609,725		BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 2.15% (1 mo. USD LIBOR + 2.00%), due 02/03/24(b)	610,182
2,460,000		Boeing Co. (The), Term Loan, 1.47% (3 mo. USD LIBOR + 1.25%), due 02/07/22(b)	2,434,632
922,394		Boyd Gaming Corp., Term Loan B3, 2.35% (1 Week USD LIBOR + 2.25%), due 09/15/23(b)	917,205
91,346		BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 2.69% (1 mo. USD LIBOR + 2.50%), due 08/15/25(b)	90,775
113,404		BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 2.69% (3 mo. USD LIBOR + 2.50%), due 08/15/25(b)	112,695
750,628		Brookfield WEC Holdings, Inc., 2020 Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), due 08/01/25(b)	750,092
1,249,478		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 2.90% (1 mo. USD LIBOR + 2.75%), due 12/23/24(b)	1,228,480
927,675		Caesars Resort Collection, LLC, 2020 Term Loan B1, 4.65% (1 mo. USD LIBOR + 4.50%), due 07/21/25(b)	930,516
693,000		Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 4.00% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	692,856
1,103,398		Camelot U.S. Acquisition 1 Co., Term Loan B, 3.15% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	1,099,812
906,750		Cardinal Parent, Inc., 2020 Term Loan B, 5.25% (6 mo. USD LIBOR + 4.50%), due 11/12/27(b)	897,682
3,900,993	EUR	Carnival Corp., EUR Term Loan B, 7.50% (1 mo. EURIBOR + 7.50%), due 06/30/25(b)	4,908,295
198,750		Castle US Holding Corp., USD Term Loan B, 4.00% (3 mo. USD LIBOR + 3.75%), due 01/29/27(b)	195,322
1,262		CEC Entertainment, Inc., 2019 Term Loan B, 9.50% (3 mo. USD LIBOR + 8.50%), due 08/30/26(b) (g)	826
22,369		Change Healthcare Holdings, LLC, 2017 Term Loan B, 3.50% (1 mo. USD LIBOR + 2.50%), due 03/01/24(b)	22,296
698,174		Change Healthcare Holdings, LLC, 2017 Term Loan B, 3.50% (3 mo. USD LIBOR + 2.50%), due 03/01/24(b)	695,895
228,821		Cinemark USA, Inc., 2018 Term Loan B, 1.90% (1 mo. USD LIBOR + 1.75%), due 03/31/25(b)	212,612
1,406,448		Citadel Securities, LP, 2020 Term Loan B, 2.90% (1 mo. USD LIBOR + 2.75%), due 02/27/26(b)	1,409,378

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
436,339		Clarios Global, LP, USD Term Loan B, 3.65% (1 mo. USD LIBOR + 3.50%), due 04/30/26(b)	435,248
568,561		Claros Mortgage Trust, Inc., Term Loan B, 6.00% (1 mo. USD LIBOR + 5.00%), due 08/09/26(b)	572,825
1,505,166		Clear Channel Outdoor Holdings, Inc., Term Loan B, 3.71% (3 mo. USD LIBOR + 3.50%), due 08/21/26(b)	1,452,173
1,070,000		CNT Holdings I Corp., 2020 Term Loan, 4.50% (6 mo. USD LIBOR + 3.75%), due 11/08/27(b)	1,071,815
1,744,780		CommScope, Inc., 2019 Term Loan B, 3.40% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	1,736,992
199,500		CoreCivic, Inc., 2019 Term Loan, 5.50% (1 mo. USD LIBOR + 4.50%), due 12/18/24(b)	198,004
150,000		CP Atlas Buyer, Inc., 2020 Delayed Draw Term Loan B2, 5.25% (3 mo. USD LIBOR + 4.50%), due 11/23/27(b)	150,469
450,000		CP Atlas Buyer, Inc., 2020 Term Loan B1, 5.25% (3 mo. USD LIBOR + 4.50%), due 11/23/27(b)	451,406
1,734,440		CWGS Group, LLC, 2016 Term Loan, 3.50% (1 mo. USD LIBOR + 2.75%), due 11/08/23(b)	1,720,213
2,173,575		DCert Buyer, Inc., 2019 Term Loan B, 4.15% (1 mo. USD LIBOR + 4.00%), due 10/16/26(b)	2,176,292
520,000		Deerfield Dakota Holding, LLC, 2020 2nd Lien Term Loan, 9.00% (1 mo. USD LIBOR + 8.00%), due 04/07/28(b)	530,400
159,200		Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 04/09/27(b)	159,697
796,000		Delta Air Lines, Inc., 2020 GSR Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 04/29/23(b)	810,303
1,270,000		Delta TopCo, Inc., 2020 Term Loan B, 4.50% (6 mo. USD LIBOR + 3.75%), due 12/01/27(b)	1,272,381
473,509		Diamond Sports Group, LLC, Term Loan, 3.40% (1 mo. USD LIBOR + 3.25%), due 08/24/26(b)	423,790
923,945		Douglas Dynamics Holdings, Inc., 2020 Additional Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 06/08/26(b)	933,185
103,220		Dun & Bradstreet Corp. (The), Term Loan, 3.90% (1 mo. USD LIBOR + 3.75%), due 02/06/26(b)	103,375
290,000		Dun & Bradstreet Corp. (The), Term Loan, TBD , due 02/06/26(f)	290,435
419,275		Elanco Animal Health, Inc., Term Loan B, 1.90% (3 mo. USD LIBOR + 1.75%), due 08/01/27(b)	416,261
633,436		Endo Luxembourg Finance Co. I SARL, 2017 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.25%), due 04/29/24(b)	625,716
288,550		Equinox Holdings, Inc., 2020 Term Loan B2, 10.00% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	291,435
83,243		EyeCare Partners, LLC, 2020 Delayed Draw Term Loan, 3.90% (1 mo. USD LIBOR + 3.75%), due 02/18/27(b)	81,349
340,000		EyeCare Partners, LLC, 2020 2nd Lien Term Loan, 8.40% (1 mo. USD LIBOR + 8.25%), due 02/18/28(b)	310,250
354,081		EyeCare Partners, LLC, 2020 Term Loan, 3.90% (1 mo. USD LIBOR + 3.75%), due 02/18/27(b)	346,026
1,347,082		Focus Financial Partners, LLC, 2020 Term Loan, 2.15% (1 mo. USD LIBOR + 2.00%), due 07/03/24(b)	1,340,515
180,000	EUR	Froneri International, Ltd., 2020 EUR Term Loan, 2.63% (1 mo. EURIBOR + 2.63%), due 01/31/27(b)	217,658

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
1,297,480	Froneri International, Ltd., 2020 USD Term Loan, 2.40% (1 mo. USD LIBOR + 2.25%), due 01/31/27(b)	1,287,100
870,000	Frontier Communications Corp., 2020 DIP Exit Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), due 10/08/21(b)	878,700
268,849	Gannett Holdings LLC, Fixed Term Loan, 11.50%, due 11/19/24	259,439
1,131,488	Garda World Security Corp., 2019 1st Lien Term Loan B, 4.99% (1 mo. USD LIBOR + 4.75%), due 10/30/26(b)	1,135,024
1,011,103	Genesee & Wyoming, Inc., Term Loan, 2.25% (3 mo. USD LIBOR + 2.00%), due 12/30/26(b)	1,010,218
552,297	GFL Environmental, Inc., 2018 USD Term Loan B, 3.50% (3 mo. USD LIBOR + 3.00%), due 05/30/25(b)	553,539
690,000	Global Medical Response, Inc., 2020 Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 10/02/25(b)	687,240
275,384	Global Tel*Link Corp., 2018 1st Lien Term Loan, 4.40% (1 mo. USD LIBOR + 4.25%), due 11/29/25(b)	255,763
490,000	Global Tel*Link Corp., 2018 2nd Lien Term Loan, 8.40% (1 mo. USD LIBOR + 8.25%), due 11/29/26(b)	343,817
242,714	GlobalTranz Enterprises, Inc., 2019 Term Loan, 5.15% (1 mo. USD LIBOR + 5.00%), due 05/15/26(b)	226,938
1,890,746	Graham Packaging Co. Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), due 08/04/27(b)	1,899,018
1,089,844	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 2.10% (1 Week USD LIBOR + 2.00%), due 11/15/27(b)	1,079,918
970,000	Harbor Freight Tools USA, Inc., 2020 Term Loan B, 4.00% (1 mo. USD LIBOR + 3.25%), due 10/19/27(b)	971,026
514,800	HC Group Holdings II, Inc., Term Loan B, 4.40% (1 mo. USD LIBOR + 4.25%), due 08/06/26(b)	514,693
390,000	Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 1.90% (1 mo. USD LIBOR + 1.75%), due 06/22/26(b)	386,274
616,884	Hudson River Trading LLC, 2020 Term Loan B, 3.15% (1 mo. USD LIBOR + 3.00%), due 02/18/27(b)	617,398
213,499	IAA, Inc., Term Loan B, 2.44% (1 mo. USD LIBOR + 2.25%), due 06/28/26(b)	213,232
434,400	iHeartCommunications, Inc., 2020 Incremental Term Loan, 4.75% (1 mo. USD LIBOR + 4.00%), due 05/01/26(b)	429,751
641,850	iHeartCommunications, Inc., 2020 Incremental Term Loan, TBD , due 05/01/26(f)	644,257
725,293	iHeartCommunications, Inc., 2020 Term Loan, 3.15% (1 mo. USD LIBOR + 3.00%), due 05/01/26(b)	714,716
743,138	Illuminate Buyer, LLC, Term Loan, 4.15% (1 mo. USD LIBOR + 4.00%), due 06/30/27(b)	744,531
620,000	IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, TBD , due 12/15/27(f)	620,852
1,111,632	IRB Holding Corp., 2020 Term Loan B, 3.75% (6 mo. USD LIBOR + 2.75%), due 02/05/25(b)	1,104,268
1,125,690	Jane Street Group, LLC, 2020 Term Loan, 3.23% (3 mo. USD LIBOR + 3.00%), due 01/31/25(b)	1,125,690
1,913,360	JetBlue Airways Corp., Term Loan, 6.25% (3 mo. USD LIBOR + 5.25%), due 06/17/24(b)	1,973,495
177,750	KAR Auction Services, Inc., 2019 Term Loan B6, 2.44% (1 mo. USD LIBOR + 2.25%), due 09/19/26(b)	174,713

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
750,000		LBM Acquisition LLC, Term Loan B, TBD , due 12/09/27(f)	751,125
510,000		Les Schwab Tire Centers, Term Loan B, 4.25% (3 mo. USD LIBOR + 3.50%), due 11/02/27(b)	510,637
646,667		Leslie’s Poolmart, Inc., 2016 Term Loan, 3.65% (1 mo. USD LIBOR + 3.50%), due 08/16/23(b)	647,138
344,074		Level 3 Financing, Inc., 2019 Term Loan B, 1.90% (1 mo. USD LIBOR + 1.75%), due 03/01/27(b)	339,405
2,440,000		LogMeIn, Inc., Term Loan B, 4.90% (1 mo. USD LIBOR + 4.75%), due 08/31/27(b)	2,435,425
2,164,388	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 4.50% (3 mo. EURIBOR + 4.50%), due 06/05/25(b)	2,667,272
201,667		Maravai Intermediate Holdings, LLC, 2020 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.25%), due 10/19/27(b)	202,801
563,555		Mayfield Agency Borrower, Inc., 2018 1st Lien Term Loan, TBD , due 02/28/25(f)	549,466
863,735		McAfee, LLC, 2018 USD Term Loan B, 3.90% (1 mo. USD LIBOR + 3.75%), due 09/30/24(b)	864,994
1,441,755		MH Sub I, LLC, 2020 Incremental Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 09/13/24(b)	1,442,956
3,665,919		Michaels Stores, Inc., 2020 Term Loan B, 4.25% (1 mo. USD LIBOR + 3.50%), due 10/01/27(b)	3,654,463
3,165,000		Milano Acquisition Corp., Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 10/01/27(b)	3,172,912
950,000		Mileage Plus Holdings LLC, 2020 Term Loan B, 6.25% (3 mo. USD LIBOR + 5.25%), due 06/25/27(b)	991,628
309,215		Mister Car Wash Holdings, Inc., 2019 Term Loan B, TBD , due 05/14/26(f)	302,606
382,958		MPH Acquisition Holdings LLC, 2016 Term Loan B, 3.75% (3 mo. USD LIBOR + 2.75%), due 06/07/23(b)	382,041
1,096,327		Nexstar Broadcasting, Inc., 2019 Term Loan B4, 2.90% (3 mo. USD LIBOR + 2.75%), due 09/18/26(b)	1,090,998
1,439,812	EUR	Nielsen Finance LLC, 2020 EUR Term Loan B3, 3.75% (1 mo. EURIBOR + 3.75%), due 06/04/25(b)	1,769,389
109,450		Nielsen Finance LLC, 2020 USD Term Loan B5, 4.75% (1 mo. USD LIBOR + 3.75%), due 06/04/25(b)	110,545
965,150		Pacific Gas & Electric Co., 2020 Term Loan, 5.50% (1 mo. USD LIBOR + 4.50%), due 06/23/25(b)	978,421
610,000		PAE Holding Corp., 2020 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.50%), due 10/19/27(b)	613,431
660,000		Parexel International Corp., Term Loan B, 2.90% (1 mo. USD LIBOR + 2.75%), due 09/27/24(b)	649,982
457,700		Particle Investments SARL, Term Loan, 5.75% (3 mo. USD LIBOR + 5.25%), due 02/18/27(b)	457,700
726,188		Petco Animal Supplies, Inc., 2017 Term Loan B, 4.25% (3 mo. USD LIBOR + 3.25%), due 01/26/23(b)	699,763
370,311		Phoenix Guarantor, Inc., 2020 Term Loan B, 3.40% (1 mo. USD LIBOR + 3.25%), due 03/05/26(b)	368,980
370,000		Planview Parent, Inc., Term Loan, 4.75% (3 mo. USD LIBOR + 4.00%), due 12/17/27(b)	370,694
791,960		Pluto Acquisition I, Inc., Term Loan B, 5.15% (1 mo. USD LIBOR + 5.00%), due 06/22/26(b)	790,970
973,077		Precision Medicine Group, LLC, Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), due 11/18/27(b)	975,510

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
482,575	Presidio, Inc., 2020 Term Loan B, 3.72% (3 mo. USD LIBOR + 3.50%), due 01/22/27(b)	482,675
1,269,312	Prime Security Services Borrower, LLC, 2019 Term Loan B1, 4.25% (3 mo. USD LIBOR + 3.25%), due 09/23/26(b)	1,273,755
1,082,216	Prime Security Services Borrower, LLC, 2019 Term Loan B1, 4.25% (1 mo. USD LIBOR + 3.25%), due 09/23/26(b)	1,086,003
118,496	Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B, 4.48% (3 mo. USD LIBOR + 4.25%), due 04/26/24(b)	117,904
359,070	Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, TBD , due 11/03/23(f)	359,219
538,387	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 4.40% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	530,984
461,613	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 5.29% (12 mo. USD LIBOR + 4.25%), due 07/09/25(b)	455,266
936,296	RadNet, Inc., Reprice Term Loan, 4.75% (3 mo. USD LIBOR + 3.75%), due 06/30/23(b)	936,296
397,949	Realogy Group LLC, 2018 Term Loan B, 3.00% (1 mo. USD LIBOR + 2.25%), due 02/08/25(b)	392,601
1,260,000	Redstone Buyer LLC, Term Loan, 6.00% (2 mo. USD LIBOR + 5.00%), due 09/01/27(b)	1,267,875
1,347,335	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3.90% (1 mo. USD LIBOR + 3.75%), due 11/16/25(b)	1,344,914
1,164,344	Reynolds Consumer Products LLC, Term Loan, 1.90% (1 mo. USD LIBOR + 1.75%), due 02/04/27(b)	1,158,886
81,697	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 2.90% (1 mo. USD LIBOR + 2.75%), due 02/05/23(b)	81,421
698,250	Ryan Specialty Group, LLC, Term Loan, 4.00% (1 mo. USD LIBOR + 3.25%), due 09/01/27(b)	698,250
99,733	Science Applications International Corp., 2020 Incremental Term Loan B, 2.40% (1 mo. USD LIBOR + 2.25%), due 03/12/27(b)	99,796
407,882	Scientific Games International, Inc., 2018 Term Loan B5, 2.90% (1 mo. USD LIBOR + 2.75%), due 08/14/24(b)	399,470
444,333	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 3.40% (1 mo. USD LIBOR + 3.25%), due 12/31/25(b)	438,131
1,054,700	Sedgwick Claims Management Services, Inc., 2020 Term Loan B3, 5.25% (1 mo. USD LIBOR + 4.25%), due 09/03/26(b)	1,063,929
5,074,253	SkyMiles IP, Ltd., 2020 Skymiles Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/20/27(b)	5,271,515
498,701	SkyMiles IP, Ltd., 2020 Skymiles Term Loan B, TBD , due 10/20/27(f)	518,088
399,192	Sotera Health Holdings, LLC, 2019 Term Loan, 5.50% (3 mo. USD LIBOR + 4.50%), due 12/11/26(b)	401,238
157,616	Stars Group Holdings BV (The), 2018 USD Incremental Term Loan, 3.75% (3 mo. USD LIBOR + 3.50%), due 07/10/25(b)	158,349
792,163	Station Casinos LLC, 2020 Term Loan B, 2.50% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	782,162
248,750	Surf Holdings, LLC, USD Term Loan, 3.73% (3 mo. USD LIBOR + 3.50%), due 03/05/27(b)	246,947
656,607	Surgery Center Holdings, Inc., 2017 Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), due 09/03/24(b)	647,168
700,000	Symplr Software, Inc., 2020 Term Loan, 5.25% (6 mo. USD LIBOR + 4.50%), due 12/22/27(b)	693,875

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
977,550		Tech Data Corp., ABL FILO Term Loan, 5.65% (1 mo. USD LIBOR + 5.50%), due 06/30/25(b)	979,994
1,486,275		Tech Data Corp., ABL Term Loan, 3.65% (1 mo. USD LIBOR + 3.50%), due 06/30/25(b)	1,499,280
648,800		Telenet Financing USD LLC, 2020 USD Term Loan AR, 2.16% (1 mo. USD LIBOR + 2.00%), due 04/30/28(b)	640,741
504,850		Terrier Media Buyer, Inc., Term Loan B, 4.40% (1 mo. USD LIBOR + 4.25%), due 12/17/26(b)	505,622
417,323		TKC Holdings, Inc., 2017 1st Lien Term Loan, 4.75% (3 mo. USD LIBOR + 3.75%), due 02/01/23(b)	410,280
379,005		Trans Union, LLC, 2019 Term Loan B5, 1.90% (1 mo. USD LIBOR + 1.75%), due 11/16/26(b)	378,491
634,592		TransDigm, Inc., 2020 Term Loan F, 2.40% (1 mo. USD LIBOR + 2.25%), due 12/09/25(b)	623,487
290,000		TruGreen Limited Partnership, 2020 2nd Lien Term Loan, 9.25% (1 mo. USD LIBOR + 8.50%), due 11/02/28(b)	292,900
598,500		Tutor Perini Corp., Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 08/13/27(b)	601,867
453,006		U.S. Renal Care, Inc., 2019 Term Loan B, 5.15% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	451,685
1,779,516		Uber Technologies, Inc., 2018 Term Loan, 5.00% (1 mo. USD LIBOR + 4.00%), due 04/04/25(b)	1,791,008
167,506		UFC Holdings, LLC, 2019 Term Loan, 4.25% (6 mo. USD LIBOR + 3.25%), due 04/29/26(b)	167,401
332,635		Ultimate Software Group, Inc. (The), 2020 Incremental Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 05/04/26(b)	335,005
324,977		Ultimate Software Group, Inc. (The), Term Loan B, 3.90% (1 mo. USD LIBOR + 3.75%), due 05/04/26(b)	325,302
522,403		Univision Communications Inc., 2020 Replacement Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 03/15/26(b)	523,522
490,000	EUR	UPC Broadband Holding BV, 2020 EUR Term Loan, 3.50% (3 mo. USD LIBOR + 3.50%), due 01/31/29(b)	602,591
490,000	EUR	UPC Broadband Holding BV, 2020 EUR Term Loan B1, 3.50% (3 mo. USD LIBOR + 3.50%), due 01/31/29(b)	602,591
989,637		US Foods, Inc., 2016 Term Loan B, 1.90% (1 mo. USD LIBOR + 1.75%), due 06/27/23(b)	977,576
1,492,443		US Foods, Inc., 2019 Term Loan B, 2.15% (1 mo. USD LIBOR + 2.00%), due 09/13/26(b)	1,470,904
1,211,481		USS Ultimate Holdings, Inc., 1st Lien Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 08/25/24(b)	1,216,546
282,454		USS Ultimate Holdings, Inc., 1st Lien Term Loan, TBD , due 08/25/24(f)	279,629
871,563		Verscend Holding Corp., 2018 Term Loan B, 4.65% (1 mo. USD LIBOR + 4.50%), due 08/27/25(b)	872,871
989,848		Vertex Aerospace Services Corp., Term Loan B, 4.65% (1 mo. USD LIBOR + 4.50%), due 06/29/25(b)	981,187
1,675,800		Vertical Midco GmbH, USD Term Loan B, 4.57% (6 mo. USD LIBOR + 4.25%), due 07/30/27(b)	1,685,619
734,346		VFH Parent LLC, 2019 Term Loan B, 3.15% (3 mo. USD LIBOR + 3.00%), due 03/01/26(b)	735,540
1,350,000		VICI Properties 1 LLC, Replacement Term Loan B, 1.89% (1 mo. USD LIBOR + 1.75%), due 12/20/24(b)	1,330,875

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
840,000		Virgin Media Bristol LLC, 2020 USD Term Loan Q, TBD , due 01/31/29(f)	840,262
1,140,000		Virgin Media Bristol LLC, USD Term Loan N, 2.66% (1 mo. USD LIBOR + 2.50%), due 01/31/28(b)	1,130,839
387,075		VS Buyer, LLC, Term Loan B, 3.40% (1 mo. USD LIBOR + 3.25%), due 02/28/27(b)	385,946
172,297		Whatabrands LLC, 2020 Term Loan B, 2.97% (1 mo. USD LIBOR + 2.75%), due 07/31/26(b)	171,051
791,531		William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 2.90% (1 mo. USD LIBOR + 2.75%), due 05/18/25(b)	731,177
2,567,082		Windstream Services, LLC, 2020 Exit Term Loan B, 7.25% (1 mo. USD LIBOR + 6.25%), due 09/21/27(b)	2,517,024
950,400		WP CityMD Bidco LLC, 2019 Term Loan B, 5.50% (6 mo. USD LIBOR + 4.50%), due 08/13/26(b)	952,578
1,124,502		WP CPP Holdings, LLC, 2018 Term Loan, 4.75% (3 mo. USD LIBOR + 3.75%), due 04/30/25(b)	1,056,751

			157,007,307

		Convertible Debt — 1.1%
2,420,000		Apollo Commercial Real Estate Finance, Inc. REIT, 4.75%, due 08/23/22	2,317,374
955,000		Atlas Air Worldwide Holdings, Inc., 1.88%, due 06/01/24	1,088,263
2,497,000		Blackstone Mortgage Trust, Inc. REIT, 4.38%, due 05/05/22	2,504,741
410,000		Blackstone Mortgage Trust, Inc. REIT, 4.75%, due 03/15/23	412,255
1,930,000		Cheniere Energy, Inc., 4.25%, due 03/15/45	1,527,152
2,680,000		DISH Network Corp., 3.38%, due 08/15/26	2,561,361
126,000		Gannett Co., Inc., 6.00%, due 12/01/27	119,700
550,000		Ionis Pharmaceuticals, Inc., 0.13%, due 12/15/24	564,064
720,000		Liberty Interactive LLC, 3.75%, due 02/15/30	554,400
610,000		Liberty Interactive LLC, 4.00%, due 11/15/29	469,700
1,060,000		Lumentum Holdings, Inc., 0.50%, due 12/15/26	1,297,864
260,000		NextEra Energy Partners, LP, 0.00%, due 11/15/25(d) 144A	260,732
1,710,000		PDC Energy, Inc., 1.13%, due 09/15/21	1,678,501
315,000		Uber Technologies, Inc., 0.00%, due 12/15/25(d) 144A	323,832
170,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	177,497

			15,857,436

		Corporate Debt — 35.6%
975,000		1011778 BC ULC/New Red Finance, Inc., 5.75%, due 04/15/25 144A	1,044,781
530,000		AbbVie, Inc., 4.05%, due 11/21/39	643,154
490,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	565,032
1,985,000		Acwa Power Management And Investments One, Ltd., 5.95%, due 12/15/39 144A	2,379,102
1,610,700		Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.63%, due 10/15/39 144A	1,674,323
580,000		AdaptHealth LLC, 4.63%, due 08/01/29(h) 144A	596,675
430,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	462,788
365,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	463,222
1,630,000	EUR	Adient Global Holdings, Ltd., Reg S, 3.50%, due 08/15/24(i)	1,995,633
150,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/23/23	156,563
339,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, due 05/26/22	350,750
420,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, due 09/15/23	455,656
490,000		AES Corp. (The), 2.45%, due 01/15/31 144A	497,040

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,565,000		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	1,695,130
250,000		Air Canada, 7.75%, due 04/15/21 144A	251,563
1,525,000		Air Canada Pass Through Trust, 5.25%, due 10/01/30 144A	1,634,681
200,000		Air Methods Corp., 8.00%, due 05/15/25 144A	169,729
3,420,000		Akbank TAS, 6.80%, due 02/06/26 144A	3,630,330
900,000		Akumin, Inc., 7.00%, due 11/01/25 144A	948,375
5,635,000		Alaska Airlines Pass Through Trust, Class B, 8.00%, due 02/15/27 144A	6,133,411
150,000		Alcoa Nederland Holding BV, 6.13%, due 05/15/28 144A	164,156
250,000		Alcoa Nederland Holding BV, 7.00%, due 09/30/26 144A	266,719
450,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	467,930
350,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	373,643
2,800,000		Altice France Holding SA, 7.38%, due 05/01/26 144A	2,950,500
300,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	337,313
50,000		Altria Group, Inc., 4.40%, due 02/14/26	58,080
280,000		Altria Group, Inc., 4.80%, due 02/14/29	335,692
750,000		Altria Group, Inc., 5.95%, due 02/14/49	1,052,370
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	559,899
2,370,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	2,736,757
325,000		American Express Co., 4.05%, due 12/03/42	414,982
1,094,697		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	1,234,780
495,000		Anglo American Capital Plc, 3.95%, due 09/10/50 144A	557,883
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27 144A	229,797
1,065,000		AngloGold Ashanti Holdings Plc, 3.75%, due 10/01/30	1,147,048
270,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	384,532
50,000		Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 01/23/59	77,191
10,000		ArcelorMittal SA, 3.60%, due 07/16/24	10,797
350,000		ArcelorMittal SA, 7.25%, due 10/15/39	491,663
1,515,000	EUR	ARD Finance SA, Reg S, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(i)	1,896,120
425,000	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27 144A	531,915
200,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	213,750
200,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.13%, due 08/15/26 144A	209,250
1,010,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	1,066,908
980,000		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	1,051,050
200,000		Ashtead Capital, Inc., 4.25%, due 11/01/29 144A	219,468
867,000		AT&T, Inc., 3.50%, due 09/15/53 144A	871,621
605,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	638,742
85,000		AutoNation, Inc., 4.75%, due 06/01/30	102,400
1,635,000	EUR	Avantor Funding, Inc., 3.88%, due 07/15/28 144A	2,110,532
410,000		Aviation Capital Group LLC, 2.88%, due 01/20/22 144A	415,213
500,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	554,019
470,000		Avolon Holdings Funding, Ltd., 4.25%, due 04/15/26 144A	506,837
260,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	278,490
765,000		Baidu, Inc., 2.38%, due 10/09/30	786,015
200,000		Baidu, Inc., 3.43%, due 04/07/30(j)	221,716
210,000		Bally’s Corp., 6.75%, due 06/01/27 144A	225,619
400,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Reg S, 5.88% (5 yr. EUR swap annual + 5.66%)(b) (i) (k)	513,218

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
400,000		Banco Bilbao Vizcaya Argentaria SA, 6.50% (5 yr. CMT + 5.19%)(b) (k)	426,794
305,000		Banco Mercantil del Norte SA, 6.88% (5 yr. CMT + 5.04%)(b) (k) 144A	322,919
200,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b) (k) 144A	226,752
970,000		Banco Mercantil del Norte SA, 7.63% (10 yr. CMT + 5.35%)(b) (k) 144A	1,102,172
400,000		Banco Santander SA, 2.75%, due 12/03/30	412,648
200,000		Banco Santander SA, 4.38%, due 04/12/28	233,430
200,000		Banco Santander SA, Reg S, 7.50% (5 yr. USD ICE swap + 4.99%)(b) (i) (k)	222,045
655,000		Banff Merger Sub, Inc., 9.75%, due 09/01/26 144A	708,415
200,000		Barclays Plc, 5.09% (3 mo. USD LIBOR + 3.05%), due 06/20/30(b)	240,086
830,000	GBP	Barclays Plc, Reg S, 6.38% (5 yr. UK Government Bond + 6.02%)(b) (i) (k)	1,228,737
210,000	GBP	Barclays Plc, 7.13% (5 yr. UK Government Bond + 6.58%)(b) (k)	320,901
1,370,000		Barclays Plc, 8.00% (5 yr. CMT + 5.67%)(b) (k)	1,528,246
380,000	EUR	Barclays Plc, (MTN), Reg S, 2.00% (5 yr. EUR swap annual + 1.90%), due 02/07/28(b) (i)	475,735
660,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27 144A	734,966
140,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	156,282
50,000		Bausch Health Cos., Inc., 9.00%, due 12/15/25 144A	55,291
1,662,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,418,617
755,000		BGC Partners, Inc., 4.38%, due 12/15/25	799,462
620,000		Black Knight InfoServ LLC, 3.63%, due 09/01/28 144A	635,500
960,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	1,024,800
2,025,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b) (k) 144A	2,047,589
1,725,000		BNP Paribas SA, 6.75% (5 yr. USD swap + 4.92%)(b) (k) 144A	1,803,160
80,000		Boeing Co. (The), 2.70%, due 02/01/27	83,257
190,000		Boeing Co. (The), 3.25%, due 02/01/35	195,063
1,630,000		Boeing Co. (The), 3.63%, due 02/01/31(j)	1,786,813
800,000		Boeing Co. (The), 5.15%, due 05/01/30	969,645
1,020,000		Boeing Co. (The), 5.93%, due 05/01/60	1,449,648
210,000		Boyd Gaming Corp., 8.63%, due 06/01/25 144A	233,822
450,000		Boyne USA, Inc., 7.25%, due 05/01/25 144A	473,344
690,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	727,226
2,730,000		Brighthouse Financial, Inc., 4.70%, due 06/22/47	2,857,286
590,000		Caesars Entertainment, Inc., 6.25%, due 07/01/25 144A	629,090
1,065,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	1,180,369
2,200,000	EUR	CaixaBank SA, Reg S, 5.25% (5 yr. EUR swap annual + 4.50%)(b) (i) (k)	2,767,853
655,000	EUR	CANPACK SA/Eastern PA Land Investment Holding LLC, 2.38%, due 11/01/27 144A	828,473
390,000		Carnival Corp., 9.88%, due 08/01/27 144A	449,231
130,000		Carriage Services, Inc., 6.63%, due 06/01/26 144A	139,400
845,000	EUR	Catalent Pharma Solutions, Inc., Reg S, 2.38%, due 03/01/28(i)	1,043,008
1,190,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	1,468,852
545,000		Caterpillar, Inc., 3.25%, due 04/09/50	644,941
1,215,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 08/15/30 144A	1,290,944
3,510,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32 144A	3,752,085
375,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	405,094
220,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	232,870
230,000		CDK Global, Inc., 5.25%, due 05/15/29 144A	255,038
570,000		CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	581,942
560,000		CDW LLC/CDW Finance Corp., 4.13%, due 05/01/25	586,911
900,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50(j) 144A	1,043,109

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,970,000		Cemex SAB de CV, 5.20%, due 09/17/30 144A	2,162,567
3,080,000		Cemex SAB de CV, 7.38%, due 06/05/27 144A	3,508,890
570,000		Cenovus Energy, Inc., 5.38%, due 07/15/25	643,143
80,000		Centene Corp., 3.38%, due 02/15/30	84,292
80,000		Centene Corp., 4.25%, due 12/15/27	84,985
230,000		Centene Corp., 5.38%, due 06/01/26 144A	242,871
190,000		Centene Corp., 5.38%, due 08/15/26 144A	201,163
180,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	207,798
550,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	672,364
450,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	562,681
400,000		Cheniere Energy Partners, LP, 4.50%, due 10/01/29	423,708
800,000		Cheplapharm Arzneimittel GmbH, 5.50%, due 01/15/28 144A	837,000
280,000		Chevron Corp., 3.08%, due 05/11/50	313,482
890,000		China Evergrande Group, Reg S, 8.75%, due 06/28/25(i)	738,730
1,000,000		Cigna Corp., 0.88% (3 mo. USD LIBOR + 0.65%), due 09/17/21(b)	1,000,161
450,000		Cigna Corp., 4.80%, due 08/15/38	587,372
170,000		Citigroup, Inc., 4.65%, due 07/30/45	228,273
137,000		Citigroup, Inc., 5.30%, due 05/06/44	193,586
400,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR + 3.42%)(b) (k)	434,600
1,000,000		Clarios Global, LP/Clarios US Finance Co., 6.25%, due 05/15/26 144A	1,073,750
1,155,000		Clear Channel Worldwide Holdings, Inc., 5.13%, due 08/15/27 144A	1,167,994
510,000		CNX Midstream Partners, LP/CNX Midstream Finance Corp., 6.50%, due 03/15/26 144A	520,200
1,170,000		Cogent Communications Group, Inc., 5.38%, due 03/01/22 144A	1,207,750
985,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	1,094,581
580,000		Comcast Corp., 4.25%, due 10/15/30	714,757
240,000		Comcast Corp., 4.70%, due 10/15/48	335,893
2,200,000	EUR	Commerzbank AG, Reg S, 6.13% (5 yr. EUR swap annual + 6.36%)(b) (i) (k)	2,880,263
80,000		CommScope Technologies LLC, 5.00%, due 03/15/27 144A	78,950
346,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	354,252
1,220,000		CommScope, Inc., 8.25%, due 03/01/27 144A	1,303,881
1,490,000		Comstock Resources, Inc., 9.75%, due 08/15/26	1,607,337
165,000		Consolidated Energy Finance SA, 6.88%, due 06/15/25 144A	167,578
600,000	EUR	Cooperatieve Rabobank UA, Reg S, 4.63% (5 yr. EUR swap annual + 4.10%)(b) (i) (k)	802,955
440,000		CoreCivic, Inc. REIT, 4.63%, due 05/01/23(j)	424,600
350,000		Cornerstone Building Brands, Inc., 6.13%, due 01/15/29 144A	372,531
445,000		CP Atlas Buyer, Inc., 7.00%, due 12/01/28 144A	463,634
705,000		Credit Agricole SA, 3.25%, due 01/14/30 144A	774,451
300,000	EUR	Credit Agricole SA, Reg S, 6.50% (5 yr. EUR swap annual + 5.12%)(b) (i) (k)	376,104
575,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (j) (k) 144A	655,126
600,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b) (k) 144A	731,565
350,000		Credit Suisse Group AG, 2.59% (SOFR + 1.56%), due 09/11/25(b) 144A	368,490
2,395,000		Credit Suisse Group AG, 4.50% (5 yr. CMT + 3.55%)(b) (k) 144A	2,412,723
215,000		Credit Suisse Group AG, 5.10% (5 yr. CMT + 3.29%)(b) (k) 144A	224,138
3,215,000		Credit Suisse Group AG, 5.25% (5 yr. CMT + 4.89%)(b) (k) 144A	3,407,900
465,000		Credit Suisse Group AG, 7.25% (5 yr. CMT + 4.33%)(b) (k) 144A	523,557
200,000		Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (k) 144A	218,500

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
365,000		Crown Castle International Corp. REIT, 3.30%, due 07/01/30	409,195
1,760,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	1,990,428
270,000		CVS Health Corp., 4.78%, due 03/25/38	342,501
150,000		CVS Health Corp., 5.05%, due 03/25/48	203,626
200,000	EUR	CyrusOne, LP/CyrusOne Finance Corp. REIT, 1.45%, due 01/22/27	248,003
1,150,000		DAE Funding LLC, 5.75%, due 11/15/23 144A	1,183,062
265,000		Dar Al-Arkan Sukuk Co., Ltd., Reg S, 6.88%, due 03/21/23(i)	272,288
50,000		DCP Midstream Operating, LP, 5.63%, due 07/15/27	55,550
200,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	216,859
675,000		Dell International LLC/EMC Corp., 6.20%, due 07/15/30 144A	878,751
2,110,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	3,196,194
490,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	483,795
510,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	589,268
3,535,000		Delta Air Lines, Inc., 7.38%, due 01/15/26	4,041,433
50,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	54,636
980,000		Deutsche Bank AG, 3.55% (SOFR + 3.04%), due 09/18/31(b)	1,064,261
400,000		Deutsche Bank AG, Reg S, 4.79% (5 yr. USD swap + 4.36%)(b) (i) (k)	381,504
3,000,000		Deutsche Bank AG, 6.00% (5 yr. CMT + 4.52%)(b) (k)	3,015,000
600,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b) (j) (k)	641,808
200,000		Diamondback Energy, Inc., 3.50%, due 12/01/29	213,983
1,500,000		DISH DBS Corp., 5.88%, due 11/15/24(j)	1,575,000
980,000		DISH DBS Corp., 7.75%, due 07/01/26(j)	1,098,850
560,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	637,000
3,180,000		Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, due 12/15/25 144A	3,379,958
540,000		Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, due 02/15/23 144A	550,068
850,000		DP World Plc, 5.63%, due 09/25/48 144A	1,086,470
450,000		eBay, Inc., 4.00%, due 07/15/42	513,083
800,000		Empire Communities Corp., 7.00%, due 12/15/25 144A	845,088
1,820,000		ENA Master Trust, 4.00%, due 05/19/48 144A	1,963,325
1,120,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28(j) 144A	1,209,824
380,000		Endeavor Energy Resources, LP/EER Finance, Inc., 6.63%, due 07/15/25 144A	407,193
80,000		Energy Transfer Operating, LP, 6.25%, due 04/15/49	96,904
305,000		Enstar Group, Ltd., 4.95%, due 06/01/29	346,181
520,000		Entegris, Inc., 4.38%, due 04/15/28 144A	555,750
700,000		Enterprise Products Operating LLC, 3.70%, due 01/31/51	773,403
250,000		Enterprise Products Operating LLC, 3.95%, due 01/31/60	278,175
405,000		EPR Properties REIT, 3.75%, due 08/15/29	388,822
240,000		EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	263,100
220,000		EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	248,039
380,000		EQT Corp., 7.88%, due 02/01/25(j)	433,255
1,035,000		EQT Corp., 8.75%, due 02/01/30	1,269,169
830,000		FedEx Corp., 4.05%, due 02/15/48	1,004,993
780,000		FedEx Corp., 5.25%, due 05/15/50	1,106,709
620,000		Finance of America Funding LLC, 7.88%, due 11/15/25 144A	615,350
1,145,000		First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	1,195,809
880,000		First Quantum Minerals, Ltd., 6.88%, due 10/15/27(j) 144A	955,900
3,650,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	3,767,530
530,000		FirstEnergy Corp., 2.25%, due 09/01/30	513,332
200,000		FirstEnergy Corp., 7.38%, due 11/15/31	285,541

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
1,710,000	Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	1,813,327
700,000	Ford Motor Co., 8.50%, due 04/21/23	788,974
1,875,000	Ford Motor Co., 9.00%, due 04/22/25	2,301,178
500,000	Ford Motor Credit Co. LLC, 3.09%, due 01/09/23	509,660
470,000	Ford Motor Credit Co. LLC, 5.13%, due 06/16/25(j)	511,619
130,000	Fox Corp., 4.71%, due 01/25/29	157,887
510,000	Fox Corp., 5.48%, due 01/25/39	700,234
705,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	774,989
510,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	635,899
510,000	Frontier Communications Corp., 5.88%, due 10/15/27 144A	552,394
530,000	Frontier Communications Corp., 6.75%, due 05/01/29 144A	568,094
1,955,000	FS KKR Capital Corp., 3.40%, due 01/15/26	1,944,209
910,000	Gartner, Inc., 3.75%, due 10/01/30 144A	960,059
940,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27 144A	1,066,899
1,880,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	1,964,600
2,105,000	General Electric Co., 4.35%, due 05/01/50	2,564,503
2,815,000	General Electric Co., 5.00% (3 mo. USD LIBOR + 3.33%)(b) (j) (k)	2,622,172
1,420,000	General Electric Co., (MTN), 6.88%, due 01/10/39	2,094,049
225,000	General Motors Co., 5.20%, due 04/01/45	273,649
430,000	General Motors Co., 6.13%, due 10/01/25	522,010
2,435,000	General Motors Financial Co., Inc., 5.75% (3 mo. USD LIBOR + 3.60%)(b) (k)	2,538,487
210,000	GEO Group, Inc. (The) REIT, 5.88%, due 01/15/22	209,052
320,000	GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26(j)	255,200
1,110,000	GFL Environmental, Inc., 3.75%, due 08/01/25 144A	1,139,831
560,000	GFL Environmental, Inc., 4.25%, due 06/01/25 144A	582,050
320,000	GFL Environmental, Inc., 5.13%, due 12/15/26 144A	340,832
294,000	GFL Environmental, Inc., 8.50%, due 05/01/27 144A	326,891
390,000	Glencore Funding LLC, 4.00%, due 03/27/27 144A	441,754
1,853,650	Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,659,017
425,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	469,118
1,010,000	Global Medical Response, Inc., 6.50%, due 10/01/25 144A	1,056,713
830,000	Gold Fields Orogen Holdings BVI, Ltd., Reg S, 6.13%, due 05/15/29(i)	1,010,525
2,070,000	Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29(j) 144A	2,520,225
610,000	Golden Nugget, Inc., 6.75%, due 10/15/24 144A	606,383
300,000	Goldman Sachs Group, Inc. (The), 5.15%, due 05/22/45	419,378
600,000	GTP Acquisition Partners I LLC, 3.48%, due 06/15/50 144A	645,115
920,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	930,994
1,230,000	HCA, Inc., 3.50%, due 09/01/30	1,307,995
600,000	HCA, Inc., 5.50%, due 06/15/47	802,667
760,000	HCA, Inc., 5.63%, due 09/01/28	898,149
115,000	Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	130,639
190,000	Hess Midstream Operations, LP, 5.13%, due 06/15/28 144A	198,788
2,100,000	Hess Midstream Operations, LP, 5.63%, due 02/15/26 144A	2,187,937
1,525,000	Hexion, Inc., 7.88%, due 07/15/27 144A	1,634,609
65,000	Hill-Rom Holdings, Inc., 4.38%, due 09/15/27 144A	68,831
1,490,000	Hilton Domestic Operating Co., Inc., 5.38%, due 05/01/25 144A	1,584,615
900,000	Howard Hughes Corp. (The), 5.38%, due 08/01/28 144A	969,638

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
6,625,000		HSBC Holdings Plc, 4.60% (5 yr. CMT + 3.65%)(b) (k)	6,758,295
250,000	EUR	HSBC Holdings Plc, Reg S, 5.25% (5 yr. EUR swap annual + 4.38%)(b) (i) (k)	320,035
200,000		HSBC Holdings Plc, 6.50% (5 yr. USD ICE swap + 3.61%)(b) (k)	224,875
6,520,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	7,053,988
440,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	452,294
765,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	804,543
215,000		iHeartCommunications, Inc., 6.38%, due 05/01/26(j)	230,453
915,000		iHeartCommunications, Inc., 8.38%, due 05/01/27	978,387
1,150,000		IHS Netherlands Holdco BV, Reg S, 8.00%, due 09/18/27(i)	1,244,875
980,000		IHS Netherlands Holdco BV, 7.13%, due 03/18/25 144A	1,031,450
1,575,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	1,704,937
1,265,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	1,393,081
440,000		International Game Technology Plc, 5.25%, due 01/15/29 144A	474,806
615,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	694,363
900,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	985,144
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	400,873
915,000		Intesa Sanpaolo SpA, 7.70% (5 yr. USD swap + 5.46%)(b) (k) 144A	1,040,813
1,439,000		Itau Unibanco Holding SA/Cayman Island, 4.63% (5 yr. CMT + 3.22%)(b) (k) 144A	1,413,832
465,000		Jabil, Inc., 3.00%, due 01/15/31	493,884
2,955,000		JetBlue Pass Through Trust, 7.75%, due 05/15/30	3,227,741
603,909		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22(e)	6,039
176,269		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22(e)	6,610
915,000		Kaisa Group Holdings, Ltd., Reg S, 9.38%, due 06/30/24(i)	889,266
1,050,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	1,220,704
940,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	1,083,303
1,430,000		Kernel Holding SA, 6.75%, due 10/27/27 144A	1,524,737
340,000		Kimberly-Clark de Mexico SAB de CV, 2.43%, due 07/01/31 144A	351,864
340,000		KOC Holding AS, 6.50%, due 03/11/25 144A	371,012
855,000		Kohl’s Corp., 9.50%, due 05/15/25	1,109,839
1,580,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26(j) 144A	1,536,297
30,000		Kraft Heinz Foods Co., 3.88%, due 05/15/27 144A	32,365
314,000		Kraft Heinz Foods Co., 3.95%, due 07/15/25(j)	346,005
100,000		Kraft Heinz Foods Co., 4.25%, due 03/01/31 144A	111,597
105,000		Kraft Heinz Foods Co., 4.38%, due 06/01/46	113,781
520,000		Kraft Heinz Foods Co., 4.88%, due 10/01/49 144A	607,632
660,000		Kraft Heinz Foods Co., 5.20%, due 07/15/45	785,920
950,000		L Brands, Inc., 5.25%, due 02/01/28	993,182
820,000		L Brands, Inc., 6.63%, due 10/01/30 144A	913,788
80,000		L Brands, Inc., 6.69%, due 01/15/27	88,450
755,000		L Brands, Inc., 6.88%, due 07/01/25 144A	820,904
104,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.25%, due 03/15/22 144A	104,715
470,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.88%, due 08/01/21 144A	470,588
40,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	42,395
655,000		Lazard Group LLC, 4.38%, due 03/11/29	768,604
820,000		LBM Acquisition LLC, 6.25%, due 01/15/29 144A	848,188
260,000		Legacy LifePoint Health LLC, 4.38%, due 02/15/27 144A	260,975
45,000		Lennar Corp., 4.50%, due 04/30/24	49,809

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
175,000		Lennar Corp., 4.75%, due 11/15/22	185,014
870,000		Lennar Corp., 4.88%, due 12/15/23	962,438
500,000		Levi Strauss & Co., 5.00%, due 05/01/25	513,125
1,385,000		Leviathan Bond, Ltd., Reg S, 6.13%, due 06/30/25(i) 144A	1,526,962
2,300,000		Leviathan Bond, Ltd., Reg S, 6.50%, due 06/30/27(i) 144A	2,599,000
1,035,000		Liquid Telecommunications Financing Plc, Reg S, 8.50%, due 07/13/22(i)	1,060,306
300,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	345,754
450,000	EUR	Lloyds Banking Group Plc, Reg S, 4.95% (5 yr. EURIBOR + 5.29%)(b) (i) (k)	593,398
1,350,000		LogMeIn, Inc., 5.50%, due 09/01/27 144A	1,415,812
640,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	730,652
1,170,000		LYB International Finance III LLC, 3.63%, due 04/01/51	1,283,283
1,700,000		Macy’s, Inc., 8.38%, due 06/15/25(j) 144A	1,890,298
800,000		MAF Global Securities, Ltd., Reg S, 5.50% (5 yr. USD swap + 3.48%)(b) (i) (k)	822,950
935,000		MAF Sukuk, Ltd., Reg S, 4.64%, due 05/14/29(i)	1,054,300
100,000		Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	109,554
480,000		Match Group Holdings II LLC, 4.63%, due 06/01/28 144A	504,000
550,000		MDC Holdings, Inc., 6.00%, due 01/15/43	738,331
680,000		MEG Energy Corp., 6.50%, due 01/15/25 144A	700,964
354,000		MEG Energy Corp., 7.00%, due 03/31/24 144A	358,425
340,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	351,900
2,310,000		Meituan, 3.05%, due 10/28/30 144A	2,404,941
520,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	541,813
3,330,000		Meredith Corp., 6.88%, due 02/01/26(j)	3,252,994
360,000		Michaels Stores, Inc., 8.00%, due 07/15/27 144A	387,608
1,520,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, due 06/20/27 144A	1,636,850
775,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	837,969
4,225,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	4,762,906
675,000		Millicom International Cellular SA, 6.63%, due 10/15/26 144A	723,263
270,000		Mohegan Gaming & Entertainment, 7.88%, due 10/15/24(j) 144A	282,488
1,000,000		Morgan Stanley, (MTN), 2.50%, due 04/21/21	1,006,231
770,000		MPH Acquisition Holdings LLC, 5.75%, due 11/01/28(j) 144A	757,719
260,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	385,790
800,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	852,420
175,000		MSCI, Inc., 4.00%, due 11/15/29 144A	186,671
445,000		Mylan, Inc., 5.40%, due 11/29/43	594,004
1,060,000		Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	1,109,258
620,000		Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	652,163
445,000		Natwest Group Plc, 4.27% (3 mo. USD LIBOR + 1.76%), due 03/22/25(b)	492,524
300,000		Natwest Group Plc, 4.89% (3 mo. USD LIBOR + 1.75%), due 05/18/29(b)	360,981
435,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	474,263
350,000		NCL Corp., Ltd., Class C, 3.63%, due 12/15/24 144A	333,156
500,000		NCL Corp., Ltd., Class C, 5.88%, due 03/15/26 144A	526,848
750,000		NCL Corp., Ltd., Class C, 10.25%, due 02/01/26 144A	879,375
640,000		NCL Corp., Ltd., Class C, 12.25%, due 05/15/24(j) 144A	768,800
640,000		NCR Corp., 8.13%, due 04/15/25 144A	713,530
210,000	EUR	Netflix, Inc., Reg S, 3.88%, due 11/15/29(i)	297,710
1,035,000	EUR	Netflix, Inc., Reg S, 3.63%, due 06/15/30(i)	1,444,160
275,000	EUR	Netflix, Inc., 3.88%, due 11/15/29 144A	389,858
300,000		Netflix, Inc., 5.88%, due 11/15/28	360,161

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,070,000		Netflix, Inc., 6.38%, due 05/15/29	1,322,787
1,344,000		Newell Brands, Inc., 4.70%, due 04/01/26	1,482,338
340,000		Newell Brands, Inc., 4.88%, due 06/01/25	374,527
2,570,000		Nexstar Broadcasting, Inc., 5.63%, due 07/15/27 144A	2,757,135
620,000		NGPL PipeCo LLC, 7.77%, due 12/15/37 144A	840,431
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., 5.88%, due 10/01/30 144A	2,407,891
660,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	740,154
640,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(e) (g)	4,720
230,000		NRG Energy, Inc., 3.38%, due 02/15/29 144A	235,905
680,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	700,859
430,000		Occidental Petroleum Corp., 6.13%, due 01/01/31	461,261
1,980,000		Occidental Petroleum Corp., 7.08%, due 10/10/36(d)	918,225
2,190,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	2,228,325
3,060,000		OCP SA, 6.88%, due 04/25/44 144A	4,018,392
2,000,000		OI European Group BV, 4.00%, due 03/15/23 144A	2,046,250
1,535,000		Oleoducto Central SA, 4.00%, due 07/14/27(j) 144A	1,667,793
560,000		ON Semiconductor Corp., 3.88%, due 09/01/28 144A	580,300
370,000		OneMain Finance Corp., 5.38%, due 11/15/29	417,175
955,000		ONEOK, Inc., 4.50%, due 03/15/50	1,005,502
615,000		ONEOK, Inc., 7.15%, due 01/15/51	851,830
1,050,000		Open Text Holdings, Inc., 4.13%, due 02/15/30 144A	1,118,922
1,025,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	1,048,974
1,250,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24(i)	1,371,072
2,205,000		Oztel Holdings SPC, Ltd., 5.63%, due 10/24/23 144A	2,343,121
140,000		Park Aerospace Holdings, Ltd., 4.50%, due 03/15/23 144A	146,784
190,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27	197,125
830,000		Parsley Energy LLC/Parsley Finance Corp., 5.38%, due 01/15/25 144A	855,128
400,000		Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	438,400
400,000		Pattern Energy Operations, LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	422,750
260,000		PBF Holding Co. LLC/PBF Finance Corp., 9.25%, due 05/15/25 144A	256,705
2,400,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	2,715,024
4,135,000		Petrobras Global Finance BV, 5.60%, due 01/03/31	4,758,558
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(l)	899,208
2,790,000		Petroleos Mexicanos, 6.84%, due 01/23/30	2,925,399
1,895,000		Petroleos Mexicanos, 6.88%, due 10/16/25(j) 144A	2,079,573
11,184,300	MXN	Petroleos Mexicanos, (GDN), Reg S, 7.19%, due 09/12/24(i)	508,854
2,250,000		PetSmart, Inc., 8.88%, due 06/01/25 144A	2,314,687
205,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	261,212
1,260,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	1,397,025
1,380,000	EUR	PPF Telecom Group BV, (MTN), Reg S, 3.13%, due 03/27/26(i)	1,795,550
1,000,000		Prestige Brands, Inc., 6.38%, due 03/01/24 144A	1,023,750
910,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	904,313
160,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, due 04/15/26 144A	175,400
180,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	193,500
1,000,000		Primo Water Holdings, Inc., 5.50%, due 04/01/25 144A	1,033,750
280,000		Prosperous Ray, Ltd., Reg S, 4.63%, due 11/12/23(i)	304,617
1,840,000		Prosus NV, 3.83%, due 02/08/51 144A	1,810,435
1,590,000		Prosus NV, 4.03%, due 08/03/50 144A	1,673,268

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,080,000		Prosus NV, 4.85%, due 07/06/27 144A	1,246,417
895,000		Radian Group, Inc., 6.63%, due 03/15/25	1,015,266
360,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	405,000
995,000		Range Resources Corp., 4.88%, due 05/15/25(j)	941,733
550,000		Range Resources Corp., 5.00%, due 08/15/22	545,875
290,000		Range Resources Corp., 5.75%, due 06/01/21	290,329
807,000		Range Resources Corp., 5.88%, due 07/01/22	809,837
1,930,000		Range Resources Corp., 9.25%, due 02/01/26	2,019,745
640,000		Raytheon Technologies Corp., 3.13%, due 07/01/50	707,103
350,000		Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 06/15/25 144A	380,532
430,000		Resolute Forest Products, Inc., 5.88%, due 05/15/23	430,492
326,000		RR Donnelley & Sons Co., 8.25%, due 07/01/27	374,289
1,985,000		Rumo Luxembourg SARL, 5.25%, due 01/10/28 144A	2,152,732
300,000		Sally Holdings LLC/Sally Capital, Inc., 5.50%, due 11/01/23	302,438
200,000		Sands China, Ltd., 3.80%, due 01/08/26 144A	214,092
400,000		Sands China, Ltd., 5.13%, due 08/08/25	449,654
390,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	440,226
2,280,000		SASOL Financing USA LLC, 6.50%, due 09/27/28	2,480,640
1,660,000		Saudi Arabian Oil Co., 2.25%, due 11/24/30 144A	1,692,643
1,545,000		Saudi Arabian Oil Co., 3.25%, due 11/24/50 144A	1,569,703
165,000		Science Applications International Corp., 4.88%, due 04/01/28 144A	175,184
650,000		Scientific Games International, Inc., 7.00%, due 05/15/28 144A	699,985
1,920,000		Scripps Escrow II, Inc., 5.38%, due 01/15/31 144A	2,005,200
525,000		Seagate HDD Cayman, 4.09%, due 06/01/29 144A	563,391
486,000		Seagate HDD Cayman, 4.88%, due 06/01/27	547,763
980,000		Service Corp. International, 3.38%, due 08/15/30	1,021,243
500,000		Service Properties Trust REIT, 5.50%, due 12/15/27	547,142
870,000		Silversea Cruise Finance, Ltd., 7.25%, due 02/01/25 144A	902,081
990,000		Societe Generale SA, 3.00%, due 01/22/30 144A	1,058,740
765,000		Societe Generale SA, 4.75%, due 09/14/28 144A	915,658
350,000		Societe Generale SA, 6.75% (5 yr. USD swap + 3.93%)(b) (k) 144A	393,005
780,000		Societe Generale SA, 7.38% (5 yr. USD swap + 4.30%)(b) (k) 144A	841,967
400,000	EUR	Sofima Holding SpA, 3.75%, due 01/15/28 144A	497,202
1,240,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	1,395,000
490,000		Sprint Capital Corp., 6.88%, due 11/15/28	646,974
1,230,000		Sprint Capital Corp., 8.75%, due 03/15/32	1,948,781
1,020,000		SRM Escrow Issuer LLC, 6.00%, due 11/01/28 144A	1,067,971
775,000		Standard Chartered Plc, 4.30%, due 02/19/27 144A	861,241
725,000		Standard Chartered Plc, 6.00% (5 yr. CMT + 5.66%)(b) (j) (k) 144A	776,656
585,000		Standard Chartered Plc, 7.75% (5 yr. USD swap + 5.72%)(b) (k) 144A	634,280
1,018,189	EUR	Summer BC Holdco A SARL, Reg S, 9.25%, due 10/31/27(i)	1,320,429
2,055,000	EUR	Summer BC Holdco B SARL, Reg S, 5.75%, due 10/31/26(i)	2,659,224
325,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26 144A	420,559
1,490,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	1,566,362
370,000		Suzano Austria GmbH, 3.75%, due 01/15/31	393,033
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26(i)	305,503
1,160,000		Suzano Austria GmbH, 6.00%, due 01/15/29	1,397,087
570,000		Swire Pacific MTN Financing, Ltd., (MTN), Reg S, 4.50%, due 10/09/23(i)	621,745
630,000		Switch, Ltd., 3.75%, due 09/15/28 144A	640,631

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
700,000		Syneos Health, Inc., 3.63%, due 01/15/29 144A	703,248
635,000		T-Mobile USA, Inc., 4.38%, due 04/15/40 144A	775,570
635,000		T-Mobile USA, Inc., 4.50%, due 04/15/50 144A	784,390
280,000		Talen Energy Supply LLC, 10.50%, due 01/15/26 144A	249,768
520,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	536,081
690,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.88%, due 02/01/31 144A	752,852
230,000		Teck Resources, Ltd., 5.40%, due 02/01/43	275,075
90,000		Teck Resources, Ltd., 6.00%, due 08/15/40	112,972
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	256,765
1,720,000		Tencent Holdings, Ltd., 3.24%, due 06/03/50 144A	1,780,418
250,000		Tenet Healthcare Corp., 4.63%, due 06/15/28 144A	262,344
160,000		Tenet Healthcare Corp., 5.13%, due 11/01/27 144A	169,800
1,460,000		Tenet Healthcare Corp., 7.50%, due 04/01/25 144A	1,597,116
500,000		Tennessee Gas Pipeline Co. LLC, 2.90%, due 03/01/30 144A	535,724
360,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, Reg S, 1.25%, due 03/31/23(i)	426,770
425,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, due 04/15/22	528,784
985,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25	1,313,664
390,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	375,623
1,020,000		Teva Pharmaceutical Finance Netherlands III BV, 7.13%, due 01/31/25	1,129,426
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	427,979
1,490,000		TransAlta Corp., 6.50%, due 03/15/40	1,643,619
500,000		Transcontinental Gas Pipe Line Co. LLC, 3.25%, due 05/15/30	561,413
1,170,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	1,247,518
1,420,000		TransDigm, Inc., 8.00%, due 12/15/25 144A	1,570,946
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21(i)	198,581
540,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	496,805
730,000		Twitter, Inc., 3.88%, due 12/15/27 144A	778,363
1,785,000		Uber Technologies, Inc., 7.50%, due 05/15/25 144A	1,930,495
450,000		Uber Technologies, Inc., 7.50%, due 09/15/27 144A	495,563
340,000		UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (k) 144A	372,961
3,105,000		Ulker Biskuvi Sanayi AS, 6.95%, due 10/30/25(j) 144A	3,368,366
2,160,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	2,380,264
955,000		UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	1,155,082
640,000		UniCredit SpA, Reg S, 8.00% (5 yr. USD swap + 5.18%)(b) (i) (k)	695,072
1,200,000		Unifin Financiera SAB de CV, 8.38%, due 01/27/28 144A	1,161,000
200,000		Union Pacific Corp., 3.84%, due 03/20/60	248,660
280,000		United Airlines Pass Through Trust, 3.70%, due 12/01/22	277,916
140,000		United Rentals North America, Inc., 3.88%, due 11/15/27	146,825
3,080,000		United Rentals North America, Inc., 3.88%, due 02/15/31	3,236,849
500,000		United Rentals North America, Inc., 4.88%, due 01/15/28	533,125
1,580,000		United Rentals North America, Inc., 5.25%, due 01/15/30	1,756,762
650,000		Univision Communications, Inc., 9.50%, due 05/01/25 144A	726,375
500,000		US Renal Care, Inc., 10.63%, due 07/15/27 144A	553,750
440,000		Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	577,320
850,000		Vale Overseas, Ltd., 6.88%, due 11/10/39	1,267,358
2,895,000		VEON Holdings BV, 3.38%, due 11/25/27 144A	2,977,826
3,390,000		VEON Holdings BV, 4.00%, due 04/09/25 144A	3,593,993

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
100,000		Verizon Communications, Inc., 4.52%, due 09/15/48	130,634
430,000	EUR	Vertical Holdco GmbH, 6.63%, due 07/15/28 144A	566,625
405,000	EUR	Vertical Midco GmbH, 4.38%, due 07/15/27 144A	523,667
465,000		VF Ukraine PAT via VFU Funding Plc, 6.20%, due 02/11/25 144A	490,575
670,000		ViacomCBS, Inc., 6.88%, due 04/30/36	971,156
200,000		VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	211,376
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	520,313
500,000		Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	542,670
1,205,000		Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	1,278,505
1,560,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	1,551,911
50,000		Vodafone Group Plc, 4.38%, due 05/30/28	59,922
1,695,000		VTR Finance NV, 6.38%, due 07/15/28(j) 144A	1,853,906
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	379,618
1,030,000		Weight Watchers International, Inc., 8.63%, due 12/01/25 144A	1,074,161
480,000		Wells Fargo & Co., 2.50%, due 03/04/21	481,631
410,000		Wells Fargo & Co., (MTN), 5.01% (3 mo. USD LIBOR + 4.24%), due 04/04/51(b)	583,727
727,000		Wendy’s International LLC, 7.00%, due 12/15/25	800,838
990,000		Western Midstream Operating, LP, 4.10%, due 02/01/25	1,021,838
750,000		Western Midstream Operating, LP, 5.30%, due 03/01/48	746,970
932,000		Western Midstream Operating, LP, 5.45%, due 04/01/44	944,251
600,000		White Cap Buyer LLC, 6.88%, due 10/15/28 144A	640,875
2,000,000		William Carter Co. (The), 5.63%, due 03/15/27 144A	2,108,750
100,000		Williams Cos., Inc. (The), 8.75%, due 03/15/32	146,458
885,000		Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, due 08/15/28 144A	892,854
640,000		WPX Energy, Inc., 4.50%, due 01/15/30	679,360
370,000		Wynn Macau, Ltd., 5.13%, due 12/15/29(j) 144A	378,519
2,050,000		Wynn Macau, Ltd., 5.63%, due 08/26/28 144A	2,161,469
1,220,000		Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	1,323,657
990,000		XPO CNW, Inc., 6.70%, due 05/01/34	1,181,434
100,000		XPO Logistics, Inc., 6.75%, due 08/15/24 144A	106,375
290,000		Yamana Gold, Inc., 4.63%, due 12/15/27	317,536
950,000		YPF SA, 8.50%, due 03/23/21 144A	909,625
125,000		Yum! Brands, Inc., 4.75%, due 01/15/30 144A	137,250
448,000	EUR	Ziggo BV, 4.25%, due 01/15/27 144A	574,570

			496,829,391

		Mortgage Backed Securities - Private Issuers — 4.9%
650,000		BANK, Series 2018-BNK14, Class A4, 4.23%, due 09/15/60(b) (m)	778,843
565,000		BANK, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	612,709
2,000,000		BBCCRE Trust, Series 2015-GTP, Class F, 4.56%, due 08/10/33(b) (m) 144A	1,739,314
620,000		BBCMS Mortgage Trust, Series 2018-CBM, Class D, 2.55% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	564,495
450,000		BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	508,161
530,000		BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	579,743
380,000		Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(b) (m)	417,955
1,000,000		BHMS, Series 2018-MZB, Class MZB, 6.80% (1 mo. USD LIBOR + 6.64%), due 07/15/20(b) 144A	812,284
930,000		BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 2.31% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	850,789

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,500,000	BX Trust, Series 2018-BILT, Class B, 1.18% (1 mo. USD LIBOR + 1.02%), due 05/15/30(b) 144A	1,457,912
640,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.74%, due 12/15/47(b) (m) 144A	633,573
675,000	CFK Trust, Series 2020-MF2, Class F, 3.46%, due 03/15/39(b) (m) 144A	619,159
480,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 1.11% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	476,353
300,521	Citigroup Mortgage Loan Trust CMO, Series 2018-A, Class A1, 4.00%, due 01/25/68(b) (m) 144A	302,259
970,000	Connecticut Avenue Securities Trust CMO, Series 2018-R07, Class 1B1, 4.50% (1 mo. USD LIBOR + 4.35%), due 04/25/31(b) 144A	990,589
1,680,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 2.81% (1 mo. USD LIBOR + 2.65%), due 05/15/36(b) 144A	1,665,133
1,172,500	Credit Suisse Mortgage Trust, Series 2019 RIO, 8.74%, due 12/15/22(b) (e) 144A	1,100,021
480,000	Credit Suisse Mortgage Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	486,494
1,660,000	Credit Suisse Mortgage Trust, Series 2020-TMIC, Class A, 3.25% (1 mo. USD LIBOR + 3.00%), due 12/15/35(b) 144A	1,671,555
1,021,862	Credit Suisse Mortgage Trust CMO, Series 2020-4R, Class 1A1, 3.15% (1 mo. USD LIBOR + 3.00%), due 06/25/47(b) 144A	1,035,533
720,000	Credit Suisse Mortgage Trust LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	479,193
460,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(b) (m) 144A	462,206
665,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(b) (m) 144A	685,537
440,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(b) (m) 144A	455,182
880,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(b) (m) 144A	896,434
580,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(b) (m) 144A	586,390
1,010,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(b) (m) 144A	1,014,721
930,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-3, Class M, 4.25%, due 05/25/60(b) (m) 144A	933,980
990,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA1, Class B1, 2.45% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	980,604
2,270,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA3, Class B1, 5.25% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	2,378,276
1,430,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA6, Class B1, 3.08% (SOFR + 3.00%), due 12/25/50(b) 144A	1,444,201
965,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-HRP1, Class B1, 4.75% (1 mo. USD LIBOR + 4.60%), due 12/25/42(b)	963,702
823,910	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 0.71% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	622,275
1,630,427	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 5.05% (1 mo. USD LIBOR + 4.90%), due 11/25/24(b) 144A	1,679,245
483,760	FNMA Connecticut Avenue Securities CMO, Series 2016-C06, Class 1M2, 4.40% (1 mo. USD LIBOR + 4.25%), due 04/25/29(b) 144A	508,519

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,500,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C03, Class 1B1, 5.00% (1 mo. USD LIBOR + 4.85%), due 10/25/29(b) 144A	1,571,500
1,757,640	FNMA Connecticut Avenue Securities CMO, Series 2017-C05, Class 1M2, 2.35% (1 mo. USD LIBOR + 2.20%), due 01/25/30(b) 144A	1,762,730
1,612,171	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1M2, 2.55% (1 mo. USD LIBOR + 2.40%), due 05/25/30(b) 144A	1,609,721
960,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1B1, 3.70% (1 mo. USD LIBOR + 3.55%), due 07/25/30(b) 144A	965,616
1,143,039	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1M2, 2.40% (1 mo. USD LIBOR + 2.25%), due 07/25/30(b) 144A	1,142,105
746,847	FNMA Connecticut Avenue Securities CMO, Series 2018-C03, Class 1M2, 2.30% (1 mo. USD LIBOR + 2.15%), due 10/25/30(b) 144A	748,521
1,920,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 4.40% (1 mo. USD LIBOR + 4.25%), due 01/25/31(b) 144A	1,976,648
3,058,487	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1M2, 2.50% (1 mo. USD LIBOR + 2.35%), due 01/25/31(b) 144A	3,075,801
782,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 3.90% (1 mo. USD LIBOR + 3.75%), due 03/25/31(b) 144A	787,370
826,706	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1M2, 2.15% (1 mo. USD LIBOR + 2.00%), due 03/25/31(b) 144A	824,615
479,765	FNMA Connecticut Avenue Securities CMO, Series 2019-R05, Class 1M2, 2.15% (1 mo. USD LIBOR + 2.00%), due 07/25/39(b) 144A	481,013
860,000	FNMA Connecticut Avenue Securities CMO, Series 2020-R01, Class 1M2, 2.20% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	859,962
410,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.39%, due 08/10/44(b) (e) (m)	351,938
500,000	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43%, due 08/10/50	571,467
900,000	GS Mortgage Securities Trust, Series 2020-DUNE, Class A, 1.26% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	876,259
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 8.37% (1 mo. USD LIBOR + 8.21%), due 06/15/35(b) 144A	1,113,286
1,910,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 3.05% (1 mo. USD LIBOR + 2.90%), due 07/05/33(b) 144A	1,781,850
840,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.76% (1 mo. USD LIBOR + 2.60%), due 09/15/29(b) 144A	804,034
1,270,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 3.56% (1 mo. USD LIBOR + 3.40%), due 09/15/29(b) 144A	1,175,801
662,443	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BOLT, Class C, 3.96% (1 mo. USD LIBOR + 3.80%), due 07/15/34(b) 144A	605,068
1,260,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 3.01% (1 mo. USD LIBOR + 2.85%), due 12/15/36(b) 144A	1,137,745
740,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class G, 4.41% (1 mo. USD LIBOR + 4.25%), due 12/15/36(b) 144A	637,731
1,210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.69%, due 01/16/37(b) (m) 144A	1,092,771
500,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, due 07/11/40(b) (m) 144A	547,949
1,019,109	Motel 6 Trust, Series 2017-MTL6, Class E, 3.41% (1 mo. USD LIBOR + 3.25%), due 08/15/34(b) 144A	1,005,814
565,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	532,006

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
500,000		Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.66% (1 mo. USD LIBOR + 1.50%), due 07/15/36(b) 144A	499,386
1,230,000		Natixis Commercial Mortgage Securities Trust, Series 2019-TRUE, Class A, 3.51% (1 mo. USD LIBOR + 2.01%), due 04/18/24(b) 144A	1,160,561
800,000		Radnor RE, Ltd. Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1C, 1.90% (1 mo. USD LIBOR + 1.75%), due 02/25/30(b) 144A	792,231
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.91% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b) (e) (n)	166,894
900,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.66% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b) (e) (n)	582,223
1,211,880		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 3.33% (1 mo. USD LIBOR + 3.18%), due 11/11/34(b) 144A	1,124,647
1,207,020		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 4.11% (1 mo. USD LIBOR + 3.95%), due 11/11/34(b) 144A	1,108,367
620,999		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 0.93% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	616,289
1,410,322		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 0.61% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	1,425,038
889,990		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 2.49%, due 12/25/36(b) (m)	852,824
757,817		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 4.01%, due 04/25/36(b) (m)	711,661

			68,472,781

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.1%
100,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	110,392
209,123		FNMA, Pool # BM6224, 2.79%, due 01/01/35(b) (m)	234,116
867,617		UMBS, Pool # BM5520, 3.50%, due 02/01/47	922,140

			1,266,648

		Sovereign Debt Obligations — 34.8%
750,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	944,719
2,425,000		Angolan Government International Bond, Reg S, 8.25%, due 05/09/28(i) (j)	2,332,666
7,193,128	ARS	Argentina Treasury Bond, 1.00%, due 08/05/21	113,705
518,950		Argentine Republic Government International Bond, 0.13%, due 07/09/46(c)	191,233
8,725		Argentine Republic Government International Bond, 1.00%, due 07/09/29	3,802
1,855,000		Bahrain Government International Bond, 5.45%, due 09/16/32 144A	1,956,769
430,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 2.30%, due 10/01/28(i)	607,174
430,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 2.80%, due 10/01/33(i) 144A	589,442
1,900,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	3,071,422
995,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	1,703,952
515,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	1,012,205
7,697,000	BRL	Brazil Letras do Tesouro Nacional, 2.82%, due 01/01/22(d)	1,440,826
18,593,000	BRL	Brazil Letras do Tesouro Nacional, 5.45%, due 07/01/22(d)	3,388,756
20,756,000	BRL	Brazil Letras do Tesouro Nacional, 6.19%, due 07/01/23(d)	3,543,072
679,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/22	491,477
1,779,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	1,564,733
1,794,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/50	1,637,248
23,162,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	4,924,724

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
26,706,500	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	5,948,420
51,173,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	11,657,359
36,553,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	8,469,852
29,063,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	6,811,295
2,310,000		Brazilian Government International Bond, 4.75%, due 01/14/50	2,475,454
362,600,000	COP	Colombian TES, 5.75%, due 11/03/27	112,376
29,638,400,000	COP	Colombian TES, 6.00%, due 04/28/28	9,281,754
3,581,800,000	COP	Colombian TES, 6.25%, due 11/26/25	1,147,691
26,432,700,000	COP	Colombian TES, 7.00%, due 05/04/22	8,210,640
6,300,000,000	COP	Colombian TES, 7.00%, due 06/30/32	2,034,657
8,056,300,000	COP	Colombian TES, 7.25%, due 10/18/34	2,637,112
18,633,600,000	COP	Colombian TES, 7.50%, due 08/26/26	6,294,422
8,559,500,000	COP	Colombian TES, 7.75%, due 09/18/30	2,941,808
26,905,000,000	COP	Colombian TES, 10.00%, due 07/24/24	9,555,423
15,410,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	687,799
29,670,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30(i)	1,347,289
13,880,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26(i)	651,245
35,540,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	1,778,676
6,760,000	CZK	Czech Republic Government Bond, Reg S, 2.40%, due 09/17/25(i)	338,728
16,720,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	881,418
2,245,000		Dominican Republic International Bond, 4.88%, due 09/23/32 144A	2,491,972
23,250,000	DOP	Dominican Republic International Bond, Reg S, 9.75%, due 06/05/26(i)	431,452
22,450,000	EGP	Egypt Government Bond, 14.61%, due 09/08/25	1,458,320
35,995,000	EGP	Egypt Government Bond, 14.66%, due 10/06/30	2,342,041
7,648,000	EGP	Egypt Government Bond, 16.10%, due 05/07/29	532,598
49,395,000	EGP	Egypt Government Bond, 16.50%, due 04/02/26	3,438,790
885,000		Egypt Government International Bond, 5.25%, due 10/06/25 144A	942,392
525,000		Egypt Government International Bond, 5.75%, due 05/29/24 144A	563,314
940,000		Egypt Government International Bond, 7.60%, due 03/01/29 144A	1,083,369
1,495,000		Egypt Government International Bond, 8.88%, due 05/29/50 144A	1,758,539
43,370,000	BRL	European Investment Bank, (MTN), 1.89%, due 08/27/21(d)	8,247,414
73,270,000	MXN	European Investment Bank, (MTN), Reg S, 4.75%, due 01/19/21(i)	3,676,830
95,635,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	4,928,739
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24(i)	618,942
1,000,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	1,066,014
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	212,351
677,030,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	2,479,956
88,770,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	322,613
271,340,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	1,003,812
234,010,000	HUF	Hungary Government Bond, 3.25%, due 10/22/31	877,280
259,530,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	1,043,432
276,070,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	1,275,293
430,000		Indonesia Government International Bond, 3.50%, due 01/11/28	482,757
2,470,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42(i)	3,208,839
4,830,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	355,411
17,386,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	1,256,989
18,873,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,382,095
60,374,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	4,637,909
24,460,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	1,888,033

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
48,277,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	3,748,138
69,546,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 06/15/35	5,506,756
85,807,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	6,688,110
44,789,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	3,545,822
13,900,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	1,092,153
48,250,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	3,963,348
4,212,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	346,158
22,978,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	1,906,511
4,252,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	333,414
23,673,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,931,930
90,243,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	7,503,735
44,181,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	3,721,524
43,775,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	3,708,871
28,849,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,454,732
9,536,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	844,249
8,707,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	810,317
35,350,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	2,703,835
490,000		Israel Government International Bond, 2.75%, due 07/03/30	541,154
310,000		Israel Government International Bond, 3.88%, due 07/03/50	373,413
1,765,000	EUR	Ivory Coast Government International Bond, 4.88%, due 01/30/32(j) 144A	2,226,253
273,700		Ivory Coast Government International Bond, Reg S, 5.75%, due 12/31/32(c) (i)	276,961
860,000		Ivory Coast Government International Bond, Reg S, 6.13%, due 06/15/33(i)	971,369
1,760,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25(i)	2,084,838
1,880,000		Kenya Government International Bond, Reg S, 7.25%, due 02/28/28(i)	2,113,895
3,730,000		Kenya Government International Bond, Reg S, 8.00%, due 05/22/32(i)	4,355,499
4,241,000	MYR	Malaysia Government Bond, 2.63%, due 04/15/31	1,050,715
2,189,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	557,842
5,385,000	MYR	Malaysia Government Bond, 3.48%, due 06/14/24	1,404,667
1,672,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	429,881
7,919,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	2,097,924
22,243,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	5,620,403
3,503,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	948,909
1,620,000	MYR	Malaysia Government Bond, 3.76%, due 05/22/40	423,304
15,977,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	4,160,496
1,079,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	285,835
3,528,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	937,724
6,242,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	1,660,873
19,762,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	5,407,122
1,047,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	283,905
9,464,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	2,582,465
2,259,000	MYR	Malaysia Government Bond, 3.91%, due 07/15/26	608,453
18,341,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	4,931,416
2,020,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	538,045
989,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	272,664
1,511,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	403,174
1,910,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	534,407
1,289,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	354,264
6,404,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	1,829,803
2,531,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	719,674
2,849,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	824,219
1,025,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	300,820

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
44,232,000	MXN	Mexican Bonos, 5.75%, due 03/05/26	2,322,050
47,923,300	MXN	Mexican Bonos, 6.50%, due 06/10/21	2,425,587
19,839,700	MXN	Mexican Bonos, 6.50%, due 06/09/22	1,025,439
128,662,000	MXN	Mexican Bonos, 7.50%, due 06/03/27	7,353,664
104,392,700	MXN	Mexican Bonos, 7.75%, due 05/29/31	6,160,770
76,680,700	MXN	Mexican Bonos, 7.75%, due 11/23/34	4,536,228
82,008,700	MXN	Mexican Bonos, 7.75%, due 11/13/42	4,744,367
30,697,900	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,692,047
69,245,000	MXN	Mexican Bonos, 8.00%, due 11/07/47	4,104,796
122,991,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	7,529,885
81,380,800	MXN	Mexican Bonos, 8.50%, due 11/18/38	5,067,660
60,176,800	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,615,289
36,406,300	MXN	Mexican Bonos, 10.00%, due 11/20/36	2,562,026
18,489,066	MXN	Mexican Udibonos, 4.50%, due 11/22/35	1,152,314
2,030,000		Mexico Government International Bond, 3.60%, due 01/30/25	2,265,825
2,645,000		Nigeria Government International Bond, Reg S, 7.14%, due 02/23/30(i)	2,860,097
1,010,000		Nigeria Government International Bond, Reg S, 8.75%, due 01/21/31(i) (j)	1,173,926
4,670,000		Oman Government International Bond, 7.38%, due 10/28/32 144A	5,166,094
1,000,000		Panama Government International Bond, 4.50%, due 04/01/56	1,292,500
1,010,000		Peruvian Government International Bond, 2.78%, due 01/23/31	1,110,758
8,316,000	PEN	Peruvian Government International Bond (GDN), Reg S, 6.35%, due 08/12/28(i)	2,923,779
7,310,000	PEN	Peruvian Government International Bond (GDN), Reg S, 6.95%, due 08/12/31(i)	2,630,748
4,516,000	PEN	Peruvian Government International Bond (GDN), Reg S, 8.20%, due 08/12/26(i)	1,695,901
180,000		Provincia de Buenos Aires/Argentina, Reg S, 9.95%, due 06/09/21(i)	74,700
1,710,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	705,375
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	61,876
180,000		Provincia de Buenos Aires/Argentina, 9.13%, due 03/16/24 144A	75,375
300,000		Provincia de Buenos Aires/Argentina, Reg S, 9.95%, due 06/09/21(i) 144A	124,500
170,000		Provincia de Buenos Aires/Argentina, Reg S, 10.88%, due 01/26/21(i)	72,675
650,000		Provincia de Cordoba, 7.13%, due 06/10/21 144A	438,756
200,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	273,438
1,780,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	2,507,682
7,882,000	PLN	Republic of Poland Government Bond, 1.25%, due 10/25/30	2,126,552
8,749,000	PLN	Republic of Poland Government Bond, 1.75%, due 07/25/21	2,371,535
6,329,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,927,539
9,812,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	3,011,032
1,551,000	PLN	Republic of Poland Government Bond, 3.25%, due 07/25/25	470,103
1,562,000	PLN	Republic of Poland Government Bond, 5.75%, due 09/23/22	460,660
179,175,180	ZAR	Republic of South Africa Government Bond, 6.25%, due 03/31/36	8,411,881
29,921,175	ZAR	Republic of South Africa Government Bond, 6.50%, due 02/28/41	1,335,289
60,671,311	ZAR	Republic of South Africa Government Bond, 7.00%, due 02/28/31	3,542,490
7,368,000	ZAR	Republic of South Africa Government Bond, 7.75%, due 02/28/23	534,457
51,949,535	ZAR	Republic of South Africa Government Bond, 8.00%, due 01/31/30	3,377,240
25,501,022	ZAR	Republic of South Africa Government Bond, 8.25%, due 03/31/32	1,565,153
53,030,454	ZAR	Republic of South Africa Government Bond, 8.50%, due 01/31/37	2,993,073
106,463,810	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	5,946,022
173,011,555	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	9,704,365
44,830,645	ZAR	Republic of South Africa Government Bond, 8.88%, due 02/28/35	2,685,443
9,050,463	ZAR	Republic of South Africa Government Bond, 9.00%, due 01/31/40	525,302
107,917,667	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	8,700,725

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
5,370,000	RON	Romania Government Bond, 3.25%, due 04/29/24	1,380,273
1,460,000	RON	Romania Government Bond, 3.65%, due 07/28/25	383,556
7,260,000	RON	Romania Government Bond, 3.65%, due 09/24/31	1,898,323
1,365,000	RON	Romania Government Bond, 4.00%, due 10/25/23	357,298
1,895,000	RON	Romania Government Bond, 4.25%, due 06/28/23	496,073
6,185,000	RON	Romania Government Bond, 5.00%, due 02/12/29	1,792,339
3,600,000	RON	Romania Government Bond, 5.80%, due 07/26/27	1,068,303
190,000	EUR	Romanian Government International Bond, 2.63%, due 12/02/40(j) 144A	248,376
495,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	670,501
242,000		Romanian Government International Bond, 3.00%, due 02/14/31(j) 144A	260,236
563,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30 144A	823,589
1,070,000		Romanian Government International Bond, 4.00%, due 02/14/51 144A	1,167,163
427,159,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 05/23/29	6,209,781
78,879,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23	1,124,631
796,669,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	11,639,012
359,300,000	RUB	Russian Federal Bond - OFZ, 7.10%, due 10/16/24	5,209,298
263,926,000	RUB	Russian Federal Bond - OFZ, 7.25%, due 05/10/34	3,884,077
90,051,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 12/07/22	1,286,975
525,204,000	RUB	Russian Federal Bond - OFZ, 7.65%, due 04/10/30	8,020,672
161,332,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/23/33	2,458,334
86,652,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/16/39	1,338,621
215,496,000	RUB	Russian Federal Bond - OFZ, 7.75%, due 09/16/26	3,242,882
74,707,000	RUB	Russian Federal Bond - OFZ, 7.95%, due 10/07/26	1,134,622
358,768,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	5,517,147
123,038,000	RUB	Russian Federal Bond - OFZ, 8.50%, due 09/17/31	1,997,814
1,865,000		Saudi Government International Bond, 3.75%, due 01/21/55 144A	2,042,175
210,000		Serbia International Bond, 2.13%, due 12/01/30 144A	208,131
1,740,000		Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25(i)	1,048,872
3,710,420	TRY	Turkey Government Bond, 10.60%, due 02/11/26	467,765
8,037,312	TRY	Turkey Government Bond, 11.70%, due 11/13/30	1,033,253
312,000		Turkey Government International Bond, 5.75%, due 05/11/47	297,955
755,000		Turkey Government International Bond, 5.95%, due 01/15/31	788,975
2,485,000		Ukraine Government International Bond, Reg S, 0.00%, due 05/31/40(b) (i) (m)	2,569,229
2,595,000		Ukraine Government International Bond, 7.25%, due 03/15/33 144A	2,841,369
64,829,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28(i)	1,610,291

			485,663,727

		U.S. Government and Agency Obligations — 1.7%
110,000		U.S. Treasury Bond, 1.38%, due 08/15/50	103,048
10,000		U.S. Treasury Note, 0.88%, due 11/15/30	9,968
1,572,900		U.S. Treasury Note, 1.38%, due 04/30/21	1,579,340
6,245,000		U.S. Treasury Note, 1.75%, due 07/15/22	6,401,979
10,000		U.S. Treasury Note, 1.75%, due 11/15/29	10,809
14,270,000		U.S. Treasury Note, 2.38%, due 03/15/21	14,332,186
1,797,500		U.S. Treasury Note, 2.38%, due 04/15/21(o)	1,809,066

			24,246,396

		TOTAL DEBT OBLIGATIONS (COST $1,224,174,338)	1,301,120,620

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares		Description	Value ($)

		COMMON STOCKS — 0.1%

		Consumer, Cyclical — 0.0%
7,396,155		Edcon Holdings, Ltd. 1* (n) (p)	—
736,020		Edcon Holdings, Ltd. 2* (n) (p)	—

		TOTAL CONSUMER, CYCLICAL	—

		Energy — 0.1%
10		Amplify Energy Corp.	13
14,783		Nine Point Energy Holdings, LLC* (n)	—
14,407		Oasis Petroleum, Inc.*	533,924

		TOTAL ENERGY	533,937

		Utilities — 0.0%
8,511		Birch Permian Holdings, Inc.* (n)	59,577
66,347		Birch Permian Holdings, Inc.* (n)	464,429

		TOTAL UTILITIES	524,006

		TOTAL COMMON STOCKS (COST $2,574,629)	1,057,943

		CONVERTIBLE PREFERRED STOCKS — 0.5%

		Consumer, Non-cyclical — 0.2%
28,264		Boston Scientific Corp., 5.50%	3,096,887
2,035		Bunge, Ltd., 4.88%	221,815

		TOTAL CONSUMER, NON-CYCLICAL	3,318,702

		Energy — 0.3%
103,220		MPLX, LP, 6.50%	3,354,650
322		Nine Point Energy Holdings, Inc., 0.00%* (n)	195,180

		TOTAL ENERGY	3,549,830

		TOTAL CONVERTIBLE PREFERRED STOCK (COST $6,910,759)	6,868,532

Notional Value		Description	Value ($)

		OPTIONS PURCHASED — 0.1%

		PURCHASED CURRENCY OPTIONS — 0.0%

		Call Options — 0.0%
3,400,000	USD	USD/MXN Option with UBS Securities LLC, Strike Price MXN 21.30, Expires 01/25/21	8,643

		Put Options — 0.0%
5,960,000		USD/RUB Option with JPMorgan Securities LLC, Strike Price RUB 77.00, Expires 01/28/21	236,892

		TOTAL CURRENCY OPTIONS PURCHASED (PREMIUMS PAID $215,716)	245,535

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Number of Contracts		Notional Value ($)	Description	Value ($)

			PURCHASED FUTURES OPTIONS — 0.0%

			Call Options — 0.0%
33		5,715,188	U.S. Long Bond Futures with Citigroup Global Markets, Inc., Strike Price $173.00, Expires 01/22/21	53,625

			Put Options — 0.0%
27		5,060,813	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,200.00, Expires 01/15/21	4,050
14		2,624,125	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $2,900.00, Expires 01/15/21	945
85		15,932,188	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,400.00, Expires 03/19/21	223,125
77		14,432,688	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,300.00, Expires 02/19/21	82,775

			TOTAL FUTURES OPTIONS PURCHASED (PREMIUMS PAID $659,362)	364,520

Notional Value($)			Description	Value ($)

			PURCHASED SWAPTIONS — 0.1%

			Put Swaptions — 0.1%
25,200,000	USD		10-Year Interest Rate Swaption with Deutsche Bank AG, Strike Price $0.75, Expires 07/07/21	807,482
21,000,000	USD		10-Year Interest Rate Swaption with Morgan Stanley & Co., Strike Price $0.85, Expires 09/15/21	618,093

			TOTAL PURCHASED SWAPTION (PREMIUMS PAID $1,047,480)	1,425,575

			TOTAL OPTIONS PURCHASED (PREMIUMS PAID $1,922,558)	2,035,630

Par Value(a)			Description	Value ($)

			SHORT-TERM INVESTMENTS — 2.0%

			Mutual Fund - Securities Lending Collateral — 1.0%
13,530,458			State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (q) (r)	13,530,458

			Sovereign Debt Obligation — 1.0%
217,950,000	EGP		Egypt Treasury Bills, 2.31%, due 01/12/21(d)	13,845,166

			TOTAL SOVEREIGN DEBT OBLIGATIONS	13,845,166

			TOTAL SHORT-TERM INVESTMENTS (COST $27,140,307)	27,375,624

			TOTAL INVESTMENTS — 95.8% (Cost $1,262,722,591)	1,338,458,349

			Other Assets and Liabilities (net)(s) — 4.2%	58,370,273

			NET ASSETS — 100.0%	$1,396,828,622

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of December 31, 2020.

(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(d)	Interest rate presented is yield to maturity.

(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $3,173,871, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.

(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(g)	Security is currently in default.

(h)	When-issued security.

(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	All or a portion of this security is out on loan.

(k)	Security is perpetual and has no stated maturity date.

(l)	Year of maturity is greater than 2100.

(m)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(n)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,468,303 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2020 was $2,870,539.

(o)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.

(p)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(q)	The rate disclosed is the 7-day net yield as of December 31, 2020.

(r)	Represents an investment of securities lending cash collateral.

(s)	As of December 31, 2020, the value of unfunded loan commitments was $382,657 for the Fund. See Notes to Schedule of Investments.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $433,851,641 which represents 31.1% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

At December 31, 2020, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Suisse Mortgage Trust, Series 2019 RIO, 8.74%, due 12/15/22	12/16/19	USD	1,172,500	$1,172,500	$1,100,021
GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.39%, due 08/10/44	08/09/18	USD	410,000	402,377	351,938
K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	08/23/13	USD	603,909	757,087	6,039
K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	01/30/16	USD	176,269	140,645	6,610
Magnolia Financial X DAC, Series 2020-1, 0.80%, due 08/13/24	03/02/20	USD	984,925	984,925	955,426
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22	11/02/17	USD	640,000	557,094	4,720
Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.91% (1 mo. USD LIBOR + 2.75%), due 11/15/27	07/25/18	USD	230,000	226,550	166,894
Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.66% (1 mo. USD LIBOR + 3.50%), due 11/15/27	12/21/18	USD	900,000	732,750	582,223

					$3,173,871

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	980,000	USD	702,511	01/19/21	BNP Paribas S.A.	$53,829
AUD	3,040,000	USD	2,192,370	01/19/21	JPMorgan Chase Bank N.A.	153,828
AUD	632,300	USD	479,458	01/21/21	JPMorgan Chase Bank N.A.	8,546
AUD	2,611,761	USD	1,967,989	01/21/21	Morgan Stanley and Co. International Plc	47,746
BRL	5,728,510	USD	1,121,455	01/21/21	Citibank N.A.	(18,632)
BRL	27,012,000	USD	5,270,864	01/11/21	Deutsche Bank AG	(69,676)
BRL	9,020,723	USD	1,741,033	01/21/21	Goldman Sachs International	(4,410)
BRL	15,275,300	USD	2,862,044	01/12/21	JPMorgan Chase Bank N.A.	79,304
BRL	847,167	USD	165,731	01/21/21	JPMorgan Chase Bank N.A.	(2,639)
CAD	836,827	USD	629,562	01/19/21	BNP Paribas S.A.	27,334
CAD	12,491,947	USD	9,544,457	01/19/21	Citibank N.A.	261,531
CAD	1,760,000	USD	1,369,925	01/19/21	JPMorgan Chase Bank N.A.	11,649
CAD	3,470,000	USD	2,696,493	01/19/21	Morgan Stanley Capital Services, Inc.	27,404
CLP	344,801,030	USD	468,289	01/21/21	Goldman Sachs International	16,936
CLP	4,653,954,100	USD	6,141,158	01/12/21	JPMorgan Chase Bank N.A.	408,172
CLP	1,448,125,400	USD	1,971,983	01/21/21	Morgan Stanley and Co. International Plc	65,909
CNH	6,535,630	USD	1,002,037	01/21/21	HSBC Bank Plc	2,887
CNH	3,363,690	USD	514,136	01/21/21	JPMorgan Chase Bank N.A.	3,068
CNH	117,095,820	USD	17,870,978	01/21/21	Morgan Stanley and Co. International Plc	133,774
CNH	4,269,250	USD	651,623	01/21/21	Natwest Markets Plc	4,821
CNY	85,995,900	USD	13,145,602	01/13/21	JPMorgan Chase Bank N.A.	(3,270)
CNY	2,916,570	USD	446,199	01/21/21	State Street Bank London	(713)
COP	409,786,530	USD	118,944	01/21/21	Barclays Bank Plc	863

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
COP	1,692,118,710	USD	485,761	01/21/21	Deutsche Bank AG	$8,952
CZK	14,325,970	USD	663,613	01/21/21	Bank of America, N.A.	3,851
CZK	13,700,060	USD	639,944	01/21/21	Deutsche Bank AG	(1,642)
CZK	1,872,700	USD	86,696	01/19/21	JPMorgan Chase Bank N.A.	556
CZK	63,629,110	USD	2,934,530	01/21/21	JPMorgan Chase Bank N.A.	30,027
CZK	20,914,170	USD	968,932	01/21/21	Natwest Markets Plc	5,484
EUR	230,000	USD	279,118	01/21/21	Bank of America, N.A.	2,411
EUR	211,570	USD	256,750	01/21/21	Barclays Bank Plc	2,219
EUR	1,340,000	USD	1,635,151	01/19/21	BNP Paribas S.A.	4,983
EUR	4,670,000	USD	5,501,668	01/19/21	Citibank N.A.	214,323
EUR	4,871,516	USD	5,765,079	01/19/21	Goldman Sachs & Co.	197,565
EUR	1,350,000	USD	1,652,096	01/19/21	Goldman Sachs & Co.	278
EUR	650,000	USD	769,845	01/19/21	Goldman Sachs & Co.	25,743
EUR	3,598,000	USD	4,424,281	01/04/21	HSBC Bank USA, N.A.	(21,948)
EUR	1,823,000	USD	2,238,626	01/05/21	HSBC Bank USA, N.A.	(8,094)
EUR	1,109,640	USD	1,351,800	01/21/21	Morgan Stanley and Co. International Plc	6,442
EUR	4,577,000	USD	5,626,277	01/04/21	Standard Chartered Bank	(26,089)
EUR	250,000	USD	306,084	01/21/21	State Street Bank London	(75)
EUR	1,267,420	USD	1,546,996	01/21/21	The BNY Mellon	4,376
EUR	2,370,000	USD	2,913,844	01/04/21	UBS AG	(14,031)
HUF	438,219,500	USD	1,486,548	01/21/21	Bank of America, N.A.	(8,140)
HUF	154,267,080	USD	518,808	01/21/21	Barclays Bank Plc	1,638
HUF	1,018,001,000	USD	3,503,148	01/19/21	JPMorgan Chase Bank N.A.	(68,729)
HUF	153,293,940	USD	515,509	01/21/21	Morgan Stanley and Co. International Plc	1,654
HUF	620,671,838	USD	2,126,147	01/21/21	State Street Bank London	(32,206)
IDR	21,121,960,914	USD	1,484,659	01/21/21	Barclays Bank Plc	16,453
IDR	16,849,488,836	USD	1,180,030	01/21/21	Citibank N.A.	17,443
IDR	16,540,337,754	USD	1,159,034	01/21/21	Deutsche Bank AG	16,469
IDR	4,333,398,444	USD	303,899	01/21/21	Goldman Sachs International	4,070
IDR	60,982,259,600	USD	4,272,474	01/21/21	HSBC Bank Plc	61,460
IDR	9,704,412,600	USD	683,795	01/21/21	JPMorgan Chase Bank N.A.	5,886
IDR	39,000,376,330	USD	2,738,687	01/21/21	Morgan Stanley and Co. International Plc	33,023
IDR	72,304,695,000	USD	5,118,859	01/11/21	Morgan Stanley Capital Services, Inc.	24,528
IDR	9,993,243,432	USD	701,821	01/21/21	Natwest Markets Plc	8,386
IDR	6,770,735,840	USD	473,644	01/21/21	UBS AG	7,544
INR	61,431,580	USD	829,441	01/21/21	Deutsche Bank AG	9,756
INR	5,478,020	USD	73,981	01/21/21	Goldman Sachs International	852
INR	502,282,920	USD	6,772,689	01/21/21	JPMorgan Chase Bank N.A.	88,836
JPY	587,758,535	USD	5,586,739	01/19/21	Goldman Sachs & Co.	107,126
KRW	1,702,916,700	USD	1,560,162	01/20/21	JPMorgan Chase Bank N.A.	7,805
KZT	215,551,310	USD	486,847	02/02/21	Goldman Sachs International	21,290
KZT	230,962,020	USD	529,729	02/16/21	Goldman Sachs International	12,674
KZT	198,300,000	USD	458,762	02/26/21	Goldman Sachs International	5,663
KZT	327,957,030	USD	757,407	03/03/21	JPMorgan Chase Bank N.A.	9,630
KZT	238,098,870	USD	552,754	04/26/21	JPMorgan Chase Bank N.A.	(2,401)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
MXN	12,770,000	USD	631,325	01/21/21	Barclays Bank Plc	$8,352
MXN	34,282,878	USD	1,506,887	01/19/21	BNP Paribas S.A.	210,808
MXN	59,620,000	USD	2,956,686	01/19/21	Citibank N.A.	30,489
MXN	99,566,000	USD	5,003,456	01/11/21	Credit Suisse International	(10,238)
MXN	70,687,500	USD	3,506,864	01/19/21	Goldman Sachs & Co.	34,833
MXN	1,006,740	USD	47,741	01/27/21	Goldman Sachs International	2,654
MXN	9,053,530	USD	446,906	01/21/21	HSBC Bank Plc	6,605
MXN	2,464,900	USD	123,645	01/14/21	JPMorgan Chase Bank N.A.	(74)
MXN	29,510,000	USD	1,452,990	01/19/21	JPMorgan Chase Bank N.A.	25,566
MXN	52,378,493	USD	2,603,602	01/21/21	Morgan Stanley and Co. International Plc	20,149
MXN	2,422,180	USD	120,196	01/21/21	State Street Bank London	1,136
MYR	408,779	USD	100,540	01/21/21	Goldman Sachs International	1,018
MYR	3,825,021	USD	942,137	01/21/21	Morgan Stanley and Co. International Plc	8,157
NOK	21,640,000	USD	2,291,002	01/19/21	JPMorgan Chase Bank N.A.	236,441
PEN	1,774,600	USD	494,731	01/21/21	Citibank N.A.	(4,097)
PEN	5,016,350	USD	1,397,665	01/21/21	Deutsche Bank AG	(10,764)
PEN	256,000	USD	70,578	01/11/21	JPMorgan Chase Bank N.A.	192
PEN	112,000	USD	31,241	01/19/21	JPMorgan Chase Bank N.A.	(277)
PEN	256,000	USD	71,279	01/20/21	JPMorgan Chase Bank N.A.	(502)
PEN	1,859,520	USD	517,252	01/21/21	Morgan Stanley and Co. International Plc	(3,139)
PHP	18,780,000	USD	389,546	01/19/21	JPMorgan Chase Bank N.A.	1,413
PHP	26,947,070	USD	558,350	01/21/21	JPMorgan Chase Bank N.A.	2,601
PHP	106,754,180	USD	2,215,644	01/21/21	Morgan Stanley and Co. International Plc	6,633
PLN	3,641,770	USD	981,349	01/21/21	Bank of America, N.A.	(3,837)
PLN	764,950	USD	210,756	01/21/21	Barclays Bank Plc	(5,430)
PLN	3,885,910	USD	1,055,507	01/21/21	Citibank N.A.	(12,464)
PLN	8,177,700	USD	2,245,079	01/19/21	JPMorgan Chase Bank N.A.	(50,069)
PLN	55,154,250	USD	15,091,040	01/21/21	State Street Bank London	(286,731)
RON	14,191,800	USD	3,536,145	01/20/21	JPMorgan Chase Bank N.A.	28,398
RUB	251,299,800	USD	3,420,953	01/21/21	Barclays Bank Plc	(26,934)
RUB	457,358,616	USD	5,851,350	01/19/21	Goldman Sachs & Co.	326,888
RUB	138,165,720	USD	1,862,321	01/21/21	Goldman Sachs International	3,725
RUB	63,488,390	USD	850,719	01/21/21	HSBC Bank Plc	6,746
RUB	54,772,300	USD	748,347	01/19/21	JPMorgan Chase Bank N.A.	(8,455)
RUB	84,828,970	USD	1,133,944	01/21/21	JPMorgan Chase Bank N.A.	11,744
RUB	52,392,700	USD	659,858	01/29/21	JPMorgan Chase Bank N.A.	47,193
RUB	33,100,580	USD	442,344	01/21/21	Morgan Stanley and Co. International Plc	4,708
RUB	377,957,000	USD	5,144,116	01/11/21	Morgan Stanley Capital Services, Inc.	(34,130)
RUB	188,641,000	USD	2,549,892	02/11/21	Morgan Stanley Capital Services, Inc.	(7,401)
THB	298,356,450	USD	9,935,928	01/21/21	HSBC Bank Plc	22,481
THB	57,786,800	USD	1,923,182	01/19/21	JPMorgan Chase Bank N.A.	5,594
THB	29,118,390	USD	963,196	01/21/21	JPMorgan Chase Bank N.A.	8,704
THB	32,602,230	USD	1,079,120	01/21/21	Natwest Markets Plc	9,063

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
TRY	30,228,970	USD	3,736,585	01/21/21	Bank of America, N.A.	$308,640
TRY	8,857,430	USD	1,144,616	01/21/21	UBS AG	40,680
UAH	29,403,700	USD	1,009,742	03/02/21	Citibank N.A.	15,207
UAH	31,291,160	USD	1,084,616	02/12/21	JPMorgan Chase Bank N.A.	11,295
UAH	18,236,160	USD	628,833	05/11/21	JPMorgan Chase Bank N.A.	(2,897)
UAH	5,308,730	USD	181,062	01/29/21	Morgan Stanley and Co. International Plc	5,414
ZAR	79,513,000	USD	5,398,320	01/11/21	Bank of America, N.A.	9,017
ZAR	18,790,000	USD	1,280,198	01/21/21	HSBC Bank Plc	(4,032)
ZAR	4,205,000	USD	277,695	01/14/21	JPMorgan Chase Bank N.A.	8,146
ZAR	4,930,000	USD	323,848	01/21/21	Toronto Dominion Bank	10,984
USD	539,811	AUD	720,000	01/19/21	Citibank N.A.	(15,867)
USD	499,026	AUD	651,640	01/21/21	Citibank N.A.	(3,905)
USD	584,114	AUD	812,845	01/19/21	JPMorgan Chase Bank N.A.	(43,219)
USD	833,385	BRL	4,311,750	01/21/21	Bank of America, N.A.	3,309
USD	3,964,876	BRL	22,365,980	01/19/21	Citibank N.A.	(341,110)
USD	5,316,282	BRL	27,012,000	01/11/21	Deutsche Bank AG	115,093
USD	4,248,262	BRL	21,480,870	01/21/21	Goldman Sachs International	112,877
USD	1,082,564	BRL	5,442,700	01/19/21	JPMorgan Chase Bank N.A.	34,714
USD	104,239	BRL	531,700	01/20/21	JPMorgan Chase Bank N.A.	1,876
USD	3,736,951	CAD	4,837,000	01/19/21	Citibank N.A.	(60,020)
USD	1,019,101	CAD	1,320,000	01/19/21	Goldman Sachs & Co.	(17,079)
USD	2,369,371	CAD	3,075,316	01/19/21	JPMorgan Chase Bank N.A.	(44,705)
USD	1,457,965	CLP	1,047,353,685	01/21/21	Goldman Sachs International	(15,934)
USD	2,977,448	CLP	2,176,514,400	01/19/21	JPMorgan Chase Bank N.A.	(85,477)
USD	592,821	CLP	426,987,195	01/21/21	Morgan Stanley and Co. International Plc	(8,061)
USD	5,106,891	COP	17,478,843,500	01/20/21	JPMorgan Chase Bank N.A.	(3,260)
USD	427,427	COP	1,474,622,390	01/21/21	JPMorgan Chase Bank N.A.	(3,698)
USD	328,276	CZK	6,997,770	01/21/21	UBS AG	2,242
USD	718,852	EUR	586,000	01/29/21	Bank of America, N.A.	1,431
USD	2,582,943	EUR	2,121,000	01/07/21	Barclays Bank Plc	(12,345)
USD	998,840	EUR	820,000	01/08/21	Barclays Bank Plc	(4,551)
USD	485,574	EUR	400,000	01/14/21	Barclays Bank Plc	(3,961)
USD	2,408,165	EUR	1,973,000	01/28/21	Barclays Bank Plc	(7,260)
USD	3,638,119	EUR	3,070,000	01/19/21	BNP Paribas S.A.	(119,503)
USD	5,455,199	EUR	4,571,000	01/19/21	Citibank N.A.	(139,619)
USD	1,732,370	EUR	1,417,000	01/25/21	Citibank N.A.	(2,255)
USD	1,349,302	EUR	1,105,000	01/28/21	Commonwealth Bank of Australia	(3,483)
USD	2,151,207	EUR	1,770,000	01/11/21	Deutsche Bank AG	(14,826)
USD	2,752,204	EUR	2,254,000	01/28/21	Deutsche Bank AG	(7,233)
USD	5,353,887	EUR	4,537,060	01/19/21	Goldman Sachs & Co.	(199,389)
USD	2,030,357	EUR	1,663,000	01/28/21	Goldman Sachs & Co.	(5,554)
USD	232,404	EUR	191,100	01/21/21	Goldman Sachs International	(1,510)
USD	4,306,071	EUR	3,598,000	01/04/21	HSBC Bank USA, N.A.	(96,261)
USD	2,189,168	EUR	1,823,000	01/05/21	HSBC Bank USA, N.A.	(41,364)
USD	4,427,594	EUR	3,598,000	02/04/21	HSBC Bank USA, N.A.	22,055
USD	2,240,266	EUR	1,823,000	02/05/21	HSBC Bank USA, N.A.	8,058

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	398,903	EUR	330,000	01/19/21	JPMorgan Chase Bank N.A.	$(5,011)
USD	16,808,670	EUR	13,851,470	01/21/21	JPMorgan Chase Bank N.A.	(146,063)
USD	262,909	EUR	216,000	01/19/21	Morgan Stanley Capital Services, Inc.	(1,471)
USD	5,472,261	EUR	4,577,000	01/04/21	Standard Chartered Bank	(127,927)
USD	2,017,381	EUR	1,657,000	01/19/21	Standard Chartered Bank	(10,756)
USD	2,463,372	EUR	2,008,000	01/21/21	Standard Chartered Bank	5,503
USD	1,218,447	EUR	998,000	01/28/21	Standard Chartered Bank	(3,344)
USD	5,630,328	EUR	4,577,000	02/04/21	Standard Chartered Bank	26,061
USD	1,820,648	EUR	1,500,000	01/14/21	State Street Bank and Trust	(15,109)
USD	1,917,810	EUR	1,563,000	01/29/21	State Street Bank and Trust	4,279
USD	1,025,276	EUR	835,810	01/21/21	State Street Bank London	2,212
USD	2,834,131	EUR	2,370,000	01/04/21	UBS AG	(65,682)
USD	1,058,971	EUR	866,800	01/21/21	UBS AG	(2,026)
USD	784,158	EUR	640,000	01/22/21	UBS AG	755
USD	2,915,953	EUR	2,370,000	02/04/21	UBS AG	14,028
USD	548,099	GBP	423,670	01/19/21	Goldman Sachs & Co.	(31,107)
USD	988,598	GBP	741,000	01/11/21	Standard Chartered Bank	(24,375)
USD	291,124	GBP	215,000	01/29/21	UBS AG	(2,827)
USD	10,338,866	IDR	146,708,509,010	01/21/21	Deutsche Bank AG	(87,530)
USD	8,830,692	IDR	130,173,509,472	01/19/21	JPMorgan Chase Bank N.A.	(422,302)
USD	6,577,988	IDR	93,578,462,500	01/20/21	JPMorgan Chase Bank N.A.	(73,138)
USD	200,501	IDR	2,850,120,000	01/21/21	JPMorgan Chase Bank N.A.	(2,054)
USD	6,263,731	IDR	89,057,731,741	01/25/21	JPMorgan Chase Bank N.A.	(63,140)
USD	480,359	IDR	6,822,059,540	01/26/21	JPMorgan Chase Bank N.A.	(4,251)
USD	521,967	IDR	7,271,520,550	01/21/21	Morgan Stanley and Co. International Plc	5,189
USD	5,099,974	IDR	72,304,695,000	01/11/21	Morgan Stanley Capital Services, Inc.	(43,412)
USD	262,187	INR	19,339,350	01/21/21	Barclays Bank Plc	(2,001)
USD	555,835	INR	40,771,310	01/21/21	Citibank N.A.	(1,129)
USD	5,242,755	JPY	544,474,060	01/21/21	Bank of America, N.A.	(31,919)
USD	1,348,663	JPY	139,800,000	01/19/21	Citibank N.A.	(5,639)
USD	2,549,040	JPY	264,760,000	01/19/21	Goldman Sachs & Co.	(15,802)
USD	958,526	JPY	99,355,060	01/21/21	Goldman Sachs International	(3,991)
USD	691,828	JPY	71,401,040	01/21/21	Morgan Stanley and Co. International Plc	119
USD	2,313,223	MXN	51,020,000	01/19/21	BNP Paribas S.A.	(243,062)
USD	1,353,873	MXN	27,040,000	01/19/21	Citibank N.A.	(928)
USD	459,260	MXN	9,230,570	01/21/21	Citibank N.A.	(3,119)
USD	4,991,527	MXN	99,566,000	01/11/21	Credit Suisse International	(1,692)
USD	47,600	MXN	1,006,740	01/27/21	Goldman Sachs & Co.	(2,795)
USD	5,087,409	MXN	102,750,400	01/20/21	JPMorgan Chase Bank N.A.	(60,166)
USD	2,128,905	MXN	43,841,600	01/19/21	Morgan Stanley Capital Services, Inc.	(67,716)
USD	313,164	NOK	2,760,000	01/19/21	BNP Paribas S.A.	(9,190)
USD	996,679	NOK	8,960,000	01/19/21	JPMorgan Chase Bank N.A.	(49,804)
USD	342,462	NOK	3,140,000	01/19/21	Morgan Stanley Capital Services, Inc.	(24,274)
USD	535,715	NZD	760,000	01/19/21	Morgan Stanley Capital Services, Inc.	(11,533)
USD	4,164,830	PEN	15,001,510	01/21/21	Goldman Sachs International	17,272
USD	606,908	PLN	2,199,730	01/21/21	Citibank N.A.	16,464

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	248,702	PLN	902,800	01/19/21	JPMorgan Chase Bank N.A.	$6,377
USD	7,151,545	RON	28,773,170	01/21/21	Goldman Sachs International	(74,998)
USD	1,539,313	RUB	117,460,000	01/19/21	Goldman Sachs & Co.	(47,398)
USD	438,001	RUB	32,037,600	01/21/21	HSBC Bank Plc	5,306
USD	4,657,375	RUB	343,835,400	01/20/21	JPMorgan Chase Bank N.A.	13,126
USD	660,335	RUB	52,392,700	01/29/21	JPMorgan Chase Bank N.A.	(46,715)
USD	5,128,447	RUB	377,957,000	01/11/21	Morgan Stanley Capital Services, Inc.	18,462
USD	2,550,340	RUB	188,641,000	02/11/21	Morgan Stanley Capital Services, Inc.	7,849
USD	3,586,560	SAR	13,460,000	04/15/21	JPMorgan Chase Bank N.A.	(2,179)
USD	960,002	THB	28,819,270	01/21/21	Morgan Stanley and Co. International Plc	(1,915)
USD	503,429	TRY	3,846,550	01/21/21	Citibank N.A.	(11,314)
USD	502,298	TRY	3,757,890	01/21/21	Credit Suisse International	(580)
USD	368,702	TRY	2,726,130	01/21/21	UBS AG	3,893
USD	2,324,987	TWD	65,132,190	01/21/21	Barclays Bank Plc	6,799
USD	1,985,953	TWD	55,465,290	01/21/21	Deutsche Bank AG	11,829
USD	19,392	TWD	541,552	01/21/21	HSBC Bank Plc	117
USD	599,717	TWD	16,749,418	01/21/21	UBS AG	3,571
USD	5,249,065	ZAR	79,513,000	01/11/21	Bank of America, N.A.	(158,272)
USD	1,045,920	ZAR	15,332,570	01/21/21	Bank of America, N.A.	4,572
USD	3,794,772	ZAR	57,383,399	01/21/21	Citibank N.A.	(102,555)
USD	4,595,890	ZAR	68,699,820	01/20/21	JPMorgan Chase Bank N.A.	(70,598)
USD	498,043	ZAR	7,278,610	01/21/21	JPMorgan Chase Bank N.A.	3,699
USD	526,557	ZAR	7,893,730	01/21/21	Morgan Stanley and Co. International Plc	(9,564)
USD	463,952	ZAR	6,823,080	01/21/21	Toronto Dominion Bank	545

						$(9,635)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10-Year Australian Bond Futures	Mar 2021	$1,136,101	$5,280
71	U.S. Treasury Note 10-Year	Mar 2021	9,803,547	15,799
274	U.S. Treasury Note 2-Year	Mar 2021	60,547,578	64,745
295	U.S. Ultra 10-Year	Mar 2021	46,126,016	(113,306)
123	U.S. Ultra Bond	Mar 2021	26,268,187	(171,910)

				$(199,392)

Sales
227	Euro 90-Day	Mar 2021	$56,653,525	$(91,839)
17	Euro-Bund	Mar 2021	3,694,974	(3,940)
115	U.S. Long Bond	Mar 2021	19,916,563	183,910
103	U.S. Treasury Note 5-Year	Mar 2021	12,994,898	(20,514)

				$67,617

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at December 31, 2020
CALL — USD/MXN Option
Strike @ MXN 22.45 Expires 01/25/2021	UBS Securities LLC	USD	(6,800,000)	$(102,044)	$(4,060)
PUT — USD/EUR Option
Strike @ EUR 1.21 Expires 01/07/2021	UBS Securities LLC	USD	(5,320,000)	(24,499)	(74,613)
PUT — USD/RUB Option
Strike @ RUB 75.10 Expires 01/28/2021	JPMorgan Securities LLC	USD	(11,920,000)	(125,398)	(255,803)

Total Written Currency Options				$(251,941)	$(334,476)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at December 31, 2020
CALL — U.S. Long Bond Futures Option
Strike @ $175.00 Expires 01/22/2021	Citigroup Global Markets, Inc.	33	$5,715,188	$(32,990)	$(24,234)
PUT — S&P 500 E-mini Futures Option
Strike @ $3,000.00 Expires 02/19/2021	JPMorgan Securities LLC	60	11,246,250	(75,999)	(25,500)
PUT — S&P 500 E-mini Futures Option
Strike @ $3,100.00 Expires 03/19/2021	JPMorgan Securities LLC	52	9,746,750	(94,278)	(61,750)
PUT — U.S. Long Bond Futures Option
Strike @ $167.00 Expires 01/22/2021	Citigroup Global Markets, Inc.	33	5,715,188	(15,130)	(3,609)

Total Written Futures Options				$(218,397)	$(115,093)

Written Swaptions
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at December 31, 2020
CALL — 10-Year Interest Rate Swaption
Strike @ $1.25 Expires 07/07/2021	Deutsche Bank AG	USD	(25,200,000)	$(199,080)	$(21,419)

Total Written Swaptions				$(199,080)	$(21,419)

Total Written Options				$(669,418)	$(470,988)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

OTC — Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1.87%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	$—	CNY	4,283,004	$(22,655)	$(22,655)
1.90%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—		14,686,329	(74,704)	(74,704)
2.51%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Citibank N.A.	—		10,306,000	(7,532)	(7,532)
2.51%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—		8,700,000	(7,904)	(7,904)
2.55%	Quarterly	7-Day CNRR	Quarterly	02/10/25	Bank of America, N.A.	—		4,620,000	(2,144)	(2,144)
2.56%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Bank of America, N.A.	—		13,792,000	(5,896)	(5,896)
2.65%	Quarterly	7-Day CNRR	Quarterly	03/17/26	Barclays Bank Plc	—		16,681,172	(2,503)	(2,503)
2.69%	Quarterly	7-Day CNRR	Quarterly	12/16/25	HSBC Bank Plc	—		4,883,838	1,100	1,100
2.69%	Quarterly	7-Day CNRR	Quarterly	03/17/26	Barclays Bank Plc	—		8,794,886	1,252	1,252
2.74%	Quarterly	7-Day CNRR	Quarterly	03/17/26	HSBC Bank Plc	—		4,906,801	2,563	2,563
2.77%	Quarterly	7-Day CNRR	Quarterly	03/17/26	HSBC Bank Plc	—		16,966,084	11,580	11,580
BRL-CDI	Annual	2.78%	Annual	01/03/22	HSBC Bank Plc	—	BRL	21,970,986	(6,953)	(6,953)
4.11%	Annual	BRL-CDI	Annual	01/02/23	HSBC Bank Plc	—		12,564,106	10,796	10,796
4.53%	At Maturity	BRL-CDI	At Maturity	01/02/23	HSBC Bank Plc	—		4,076,713	9,937	9,937
6.53%	At Maturity	BRL-CDI	At Maturity	01/02/25	Bank of America, N.A.	—		3,456,840	23,231	23,231
6.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—		7,210,000	50,556	50,556
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	—		1,800,000	20,437	20,437
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,105		2,100,000	23,844	22,739
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,320		2,156,000	24,479	23,159
7.04%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—		1,400,000	16,140	16,140

						$2,425			$65,624	$63,199

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
5.12%	Monthly	1-Month TIIE	Monthly	06/13/25	$17	MXN	24,751,113	$24,160	$24,143
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—		182,404,200	820,405	820,405
12-Month USD LIBOR	Annual	0.56%	Annual	07/20/45	9,344	USD	3,210,000	394,500	385,156
3-Month USD LIBOR	Quarterly	1.00%	Semi-Annual	02/15/47	13,491		1,113,000	99,554	86,063
0.38%	Semi-Annual	3-Month USD LIBOR	Quarterly	08/31/24	12,810		20,858,000	65,654	52,844
0.84%	Semi-Annual	3-Month USD LIBOR	Quarterly	11/27/25	(10,469)		23,935,000	2,726	13,195
SOFR	Annual	0.74%	Annual	08/19/45	—		490,000	40,752	40,752

									$1,422,558

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty		Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default		Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
2,100,000	USD			12/20/25	Barclays Bank Plc	(1.00%)		Quarterly	CDX.EM.34**	$(69,928)	$120,330		$50,402
730,000	EUR			12/20/24	Morgan Stanley & Co.	(1.00%)		Quarterly	Daimler AG, 1.40%, 01/12/24	(115)	(19,195)		(19,310)
3,654,320	USD			12/20/25	Morgan Stanley Capital Services, Inc.	(1.00%)		Quarterly	Russian Federation, 7.50%, 03/31/30	(50,766)	27,564		(23,202)

							Total Buy Protection		$(120,809)	$128,699		$7,890

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$3,799	$9,254	$13,053

Total OTC Credit Default Swaps							$(117,010)	$137,953	$20,943

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
569,000	USD	12/20/25	(5.00%)	Quarterly	CDX.NA.HY.35***	$(29,710)	$(23,355)	$(53,065)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.
**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***	CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

U.S. Treasury securities in the amount of $234,357 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Pesos
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krona
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Currency Abbreviations — continued

SAR	— Saudi Riyal
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
UAH	— Ukrainian Hryvnia
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Other Abbreviations

ARS	— Auction Rate Security
CDI	— Brazil Interbank Deposit Rate
CLO	— Collateralized Loan Obligation
CMO	— Collateralized Mortgage Obligation
CMT	— Constant Maturity Treasury Index
CNRR	— China Fixing Repo Rates
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GDN	— Global Depository Note
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
OTC	— Over-The-Counter
PIK	— Payment In Kind
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TBD	— To Be Determined
TIIE	— Mexican Interbank Equilibrium Interest Rate
UMBS	— Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	35.6
Sovereign Debt Obligations	34.8
Bank Loans	11.2
Mortgage Backed Securities — Private Issuers	4.9
Asset Backed Securities	3.7
U.S. Government and Agency Obligations	1.7
Convertible Debt	1.1
Forward Foreign Currency Contracts	0.5
Convertible Preferred Stocks	0.5
Centrally Cleared Interest Rate Swaps	0.1
Purchased Swaptions	0.1
Mortgage Backed Securities — U.S. Government Agency Obligations	0.1
Common Stocks	0.1
Purchased Futures Options	0.0	*
Purchased Currency Options	0.0	*
OTC Interest Rate Swaps	0.0	*
OTC Credit Default Swaps	0.0	*
Written Swaptions	0.0	*
Centrally Cleared Credit Default Swaps	0.0	*
Written Futures Options	0.0	*
Futures Contracts	0.0	*
Written Currency Options	0.0	*
Short-Term Investments	2.0
Other Assets and Liabilities (net)	3.6

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.